UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-2668

Oppenheimer AMT-Free Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 7/31/2012

Item 1.  Reports to Stockholders.

July 31, 2012

Oppenheimer AMT-Free Municipals	Management Commentary and Annual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Financial Statements

“We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.”

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Tobacco-Master Settlement Agreement	14.8%
Hospital/Healthcare	11.5
Special Assessment	10.1
Higher Education	6.9
Tax Increment Financing (TIF)	6.2
General Obligation	5.2
Diversified Financial Services	4.6
Municipal Leases	4.0
Sales Tax Revenue	3.8
Education	3.5

Portfolio holdings are subject to change. Percentages are as of July 31, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total
AAA	6.2%
AA	20.5
A	16.4
BBB	17.8
BB and lower	13.6
Unrated	25.5
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of July 31, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.

For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

9	OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 31, 2012, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.

Management’s Discussion of Fund Performance. In the reporting period ended July 31, 2012, Oppenheimer AMT-Free Municipals benefited from a rally in the municipal market and produced an annual total return of 21.90% at net asset value (16.11% with sales charge).

The charts on pages 13 to 16 show the Fund’s performance. We encourage investors to remain focused on their long-term financial objectives, and we believe that this Fund’s investments offer structural advantages that can help shareholders achieve their investment goals over the long term.

The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 14.8% of the Fund’s total assets and contributed positively to Fund performance.1

As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Our long-term view of the sector remains bullish and, given attractive valuations, we will likely continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. We are confident that this sector will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.

As of July 31, 2012, the Fund was invested in the hospital/healthcare sector, representing 11.5% of the Fund’s total assets. Our holdings in this sector consist of securities across the credit spectrum. The sector remained in the news this reporting period as many politicians, lobbyists, activists and others continued to argue about the constitutionality of the Affordable Care Act of 2010. On June 28, 2012, the Supreme Court upheld the “individual mandate,” which was considered the most controversial element of the Act. Immediately after the court’s ruling, some politicians suggested that Congress would revisit and perhaps seek to override the legislation. However, none of these

1. Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

10	OPPENHEIMER AMT-FREE MUNICIPALS

developments has changed our perspective that our disciplined, security-specific approach to credit research can uncover many potentially advantageous opportunities for the Fund in this and other sectors. The hospital/health care sector contributed strongly to the Fund’s total return this reporting period.

Oppenheimer AMT-Free Municipals remained invested in land development (or “dirt”) bonds, which are Special Assessment and Special Tax bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, the Special Assessment and Special Tax sectors represented 10.1% and 3.4% of the Fund’s total assets, respectively.

In our opinion, bonds in the Special Assessment and Special Tax sectors generally have several appealing characteristics: the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. In this reporting period, the Fund experienced a reduction in the number of holdings that missed or were likely to miss a scheduled payment of interest or principal, and some positions in these two sectors were sold. The Fund is selling opportunistically and is continuing to work through distressed situations. We will continue to hold carefully researched dirt bonds in our portfolios, as improvements in the housing market and the general economy could strengthen the credit profiles of these sectors going forward. The Special Assessment and Special Tax sectors were both positive contributors to the Fund’s total return this reporting period.

The Fund continued to favor the higher education sector this reporting period, which constituted 6.9% of total assets as of July 31, 2012. The investment-grade bonds we hold in this sector have regularly provided high levels of tax-free income with what we believe to be far less credit risk than their external ratings would suggest. The bonds we hold in this sector have regularly provided high levels of tax-free income, and during this reporting period they contributed positively to the Fund’s total return.

Tax increment financing (TIF) bonds constituted 6.2% of the Fund’s total assets at the end of the reporting period. Traditionally, this type of financing has been used for urban renewal projects. Increased tax collections as a result of inflation or an improving economy typically prove favorable for these types of bonds. The TIF sector contributed positively to the Fund’s total return this reporting period.

General obligation debt backed by the full faith and taxing authority of the state and local governments represented 5.2% of the Fund’s total assets as of July 31, 2012, and contributed positively to the Fund’s performance this reporting period. Elected officials consistently safeguarded the debt service payments on their general obligation bonds this reporting period, while working to resolve their ongoing budget challenges.

During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely

11	OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION

to changes in short-term interest rates. “Inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. In periods of low short-term interest rates, inverse floaters generally offer very attractive levels of tax-free income. These securities contributed positively to the Fund’s total return this reporting period.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and sector composition—as well as our time-tested strategies—will continue to benefit long-term investors through interest rate and economic cycles.

Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2012. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. In the case of Class Y shares, performance is measured from inception of the Class on November 29, 2010. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund’s performance is compared to the performance of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices.

12	OPPENHEIMER AMT-FREE MUNICIPALS

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class A Shares With Sales Charge of the Fund at 7/31/12

1-Year  16.11%       5-Year  –0.66%      10-Year  2.96%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, and the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.

13	OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class B Shares With Sales Charge of the Fund at 7/31/12

1-Year  15.84%       5-Year  –0.84%      10-Year  2.99%

14	OPPENHEIMER AMT-FREE MUNICIPALS

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class C Shares With Sales Charge of the Fund at 7/31/12

1-Year  19.91%       5-Year  –0.47%      10-Year  2.66%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, and the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.

15	OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class Y Shares of the Fund at 7/31/12

1-Year  22.06%      Since Inception (11/29/10)  16.67%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, and the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.

16	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This annual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund's investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 10/27/76. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75% except where noted.

Class B shares of the Fund were first publicly offered on 3/16/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

17	OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	OPPENHEIMER AMT-FREE MUNICIPALS

Actual	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During 6 Months Ended July 31, 2012
Class A	$1,000.00	$1,095.00	$5.22
Class B	1,000.00	1,091.10	9.56
Class C	1,000.00	1,091.40	9.30
Class Y	1,000.00	1,096.60	3.92

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.89	5.03
Class B	1,000.00	1,015.76	9.21
Class C	1,000.00	1,016.01	8.96
Class Y	1,000.00	1,021.13	3.78

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2012 are as follows:

Class	Expense Ratios
Class A	1.00%
Class B	1.83
Class C	1.78
Class Y	0.75

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

19	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    July 31, 2012

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—109.7%
Alabama—1.6%
$ 1,170,000	AL Space Science Exhibit Finance Authority	6.000%	10/01/2025	$1,064,478
20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500	04/01/2041	22,584,000
410,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.125	12/01/2025	345,806
90,000	Birmingham, AL Special Care Facilities Financing Authority (Daughters of Charity)	5.000	11/01/2025	90,345
225,000	Cooperative District, AL Fort Deposit	6.000	02/01/2036	185,373
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)	6.750	02/01/2029	3,835,335
6,250,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)	7.000	02/01/2036	6,863,813
245,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)	5.100	05/01/2016	253,110
100,000	Jefferson County, AL Sewer	5.000	02/01/2018	65,709
150,000	Jefferson County, AL Sewer	5.000	02/01/2020	96,969
4,060,000	Jefferson County, AL Sewer	5.375	02/01/2027	2,621,177
35,000	Jefferson County, AL Sewer	5.625	02/01/2018	22,983
280,000	Jefferson County, AL Sewer	5.625	02/01/2022	180,202
1,860,000	Tuscaloosa, AL Educational Building Authority (Stillman College)	5.000	06/01/2026	1,570,844
5,000,000	Tuscaloosa, AL Educational Building Authority (Stillman College)	5.250	06/01/2037	3,978,350
				43,758,494
Alaska—0.0%
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.150	08/01/2031	269,453
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	5.875	12/01/2027	204,006
90,000	AK Northern Tobacco Securitization Corp. (TASC)	5.000	06/01/2032	77,395
				550,854
Arizona—3.2%
819,000	Buckeye, AZ Watson Road Community Facilities District	5.750	07/01/2022	808,017
200,000	Centerra, AZ Community Facilities District	5.150	07/15/2031	177,094
128,950	Central AZ Irrigation & Drain District, Series A	6.000	06/01/2013	129,323
305,000	Estrella Mountain Ranch, AZ Community Facilities District	5.450	07/15/2021	312,421
200,000	Estrella Mountain Ranch, AZ Community Facilities District	5.625	07/15/2025	203,390

20	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
Arizona Continued
$ 450,000	Estrella Mountain Ranch, AZ Community Facilities District	5.800%	07/15/2030	$456,192
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District	5.900	07/15/2022	1,066,887
330,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125	07/15/2027	344,345
500,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200	07/15/2032	517,830
467,000	Festival Ranch, AZ Community Facilities District	5.750	07/01/2032	439,564
595,000	Festival Ranch, AZ Community Facilities District	5.800	07/15/2032	619,484
250,000	Gladden Farms, AZ Community Facilities District	5.500	07/15/2031	256,910
800,000	Litchfield Park, AZ Community Facility District	6.375	07/15/2026	800,264
800,000	Maricopa County, AZ IDA (Christian Care Apartments)	6.500	01/01/2036	808,648
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,593,300
500,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	489,390
1,280,000	Maricopa County, AZ IDA (Sun King Apartments)	6.750	11/01/2018	1,152,243
785,000	Maricopa County, AZ IDA (Sun King Apartments)	6.750	05/01/2031	601,954
565,000	Maricopa County, AZ School District No. 24 (Gila Bend)	5.500	07/01/2022	591,425
200,000	Marley Park, AZ Community Facilities District	5.300	07/15/2031	182,580
427,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.300	07/01/2030	379,825
375,000	Palm Valley, AZ Community Facility District No. 3	5.300	07/15/2031	342,338
980,000	Palm Valley, AZ Community Facility District No. 3	5.800	07/15/2032	944,112
750,000	Phoenix, AZ IDA (Career Success Schools)	7.000	01/01/2029	796,155
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	492,650
1,000,000	Phoenix, AZ IDA (Great Hearts Academies)	6.300	07/01/2042	1,068,520
8,500,000	Phoenix, AZ IDA (Rowan University)	5.250	06/01/2034	9,374,480
1,325,000	Pima County, AZ IDA (Arizona Charter School)	6.500	07/01/2023	1,329,638
1,280,000	Pima County, AZ IDA (Arizona Charter School)	6.750	07/01/2031	1,283,699
115,000	Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)	6.300	07/01/2031	120,977
365,000	Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)	6.300	07/01/2031	385,980
4,000,000	Pima County, AZ IDA (Center for Academic Success)	5.500	07/01/2037	3,827,440
1,500,000	Pima County, AZ IDA (Christian Senior Living)	5.050	01/01/2037	1,521,765
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	509,990

21	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Value
Arizona Continued
$ 12,400,000	Pima County, AZ IDA (Metro Police Facility)[1]	5.375%	07/01/2039	$13,605,404
1,435,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)	8.125	07/01/2041	1,586,077
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	492,110
170,000	Pima County, AZ IDA (Paradise Education Center)	5.875	06/01/2033	170,250
250,000	Pima County, AZ IDA (Paradise Education Center)	6.000	06/01/2036	252,443
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,272,245
500,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	473,025
650,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	594,269
500,000	Quail Creek, AZ Community Facilities District	5.550	07/15/2030	468,160
620,000	Quailwood Meadows, AZ Community Facilities District	6.000	07/15/2022	627,601
1,350,000	Quailwood Meadows, AZ Community Facilities District	6.125	07/15/2029	1,367,145
1,000,000	Rio Rico, AZ Fire District	7.000	07/01/2030	1,144,350
10,000,000	Salt Verde, AZ Financial Corp.	5.000	12/01/2032	10,417,800
8,400,000	Salt Verde, AZ Financial Corp.	5.000	12/01/2037	8,732,220
460,000	Salt Verde, AZ Financial Corp.	5.250	12/01/2028	495,282
100,000	Salt Verde, AZ Financial Corp.	5.500	12/01/2029	110,308
51,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	51,389
1,655,000	Tartesso West, AZ Community Facilities District	5.900	07/15/2032	1,613,311
3,000,000	Verrado, AZ Community Facilities District No. 1	5.350	07/15/2031	2,755,440
4,775,000	Verrado, AZ Community Facilities District No. 1	6.500	07/15/2027	4,802,361
1,775,000	Vistancia, AZ Community Facilities District	6.750	07/15/2022	1,780,148
500,000	Westpark, AZ Community Facilities District	5.250	07/15/2031	453,660
				88,193,828
Arkansas—0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)	5.375	03/01/2038	316,773
2,480,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2]	6.250	02/01/2038	1,408,442
				1,725,215
California—17.6%
675,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	742,493
830,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000	09/01/2029	855,639
1,615,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250	09/01/2040	1,664,629

22	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon		Maturity	Value
California Continued
$ 1,400,000	Antelope Valley, CA Healthcare District	5.250%		09/01/2017	$1,429,358
20,000	Beaumont, CA Financing Authority, Series B	5.875		09/01/2023	20,724
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2025	2,411,932
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2026	1,030,670
2,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2028	2,061,140
7,000,000	CA County Tobacco Securitization Agency	6.500	[3]	06/01/2046	253,260
6,000,000	CA County Tobacco Securitization Agency	6.650	[3]	06/01/2046	194,580
129,820,000	CA County Tobacco Securitization Agency	6.700	[3]	06/01/2050	2,708,045
7,275,000	CA County Tobacco Securitization Agency	7.234	[3]	06/01/2033	758,055
38,650,000	CA County Tobacco Securitization Agency	7.550	[3]	06/01/2055	336,642
8,000,000	CA County Tobacco Securitization Agency	7.750	[3]	06/01/2046	469,200
2,315,000	CA County Tobacco Securitization Agency (TASC)	5.125		06/01/2038	1,919,899
100,000	CA County Tobacco Securitization Agency (TASC)	5.450		06/01/2028	90,529
10,200,000	CA County Tobacco Securitization Agency (TASC)	5.600		06/01/2036	8,971,206
160,000	CA County Tobacco Securitization Agency (TASC)	5.700		06/01/2046	137,728
5,000,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	4,960,800
21,000,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	20,850,900
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[3]	06/01/2046	3,444,720
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	3,916,013
2,500,000	CA GO	5.000		09/01/2032	2,821,725
7,700,000	CA GO	5.000		02/01/2038	8,460,067
5,000,000	CA GO	6.000		04/01/2038	5,911,600
4,335,000	CA Golden State Tobacco Securitization Corp.	5.000		06/01/2036	3,474,286
69,700,000	CA Golden State Tobacco Securitization Corp. (TASC)	0.000	[4]	06/01/2037	55,051,848
9,135,000	CA Golden State Tobacco Securitization Corp. (TASC)	4.500		06/01/2027	7,841,119
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[3]	06/01/2047	1,425,600
139,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.116	[3]	06/01/2047	8,095,360
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	23,134,600
25,000	CA HFA (Home Mtg.)	5.450		08/01/2033	26,022
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)	5.950		11/15/2039	600,012
15,000,000	CA M-S-R Energy Authority	7.000		11/01/2034	19,700,550
250,000	CA Municipal Finance Authority (Harbor Regional Center)	8.500		11/01/2039	301,958

23	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
California Continued
$ 1,600,000	CA Public Works	5.000%		04/01/2037	$1,733,152
8,750,000	CA Public Works	6.625		11/01/2034	10,805,638
2,500,000	CA Public Works (Judicial Council)	5.000		12/01/2031	2,747,150
15,000,000	CA Public Works (Regents University)[1]	5.000		12/01/2031	17,169,600
2,500,000	CA Public Works (Various Community Colleges)	5.750		10/01/2030	2,897,450
14,000,000	CA Silicon Valley Tobacco Securitization Authority	8.840	[3]	06/01/2047	710,080
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.800	[3]	06/01/2036	974,820
2,000,000	CA Statewide CDA (Aspire Public Schools)	6.000		07/01/2040	2,062,060
10,000,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	9,929,500
1,605,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2027	1,603,251
4,990,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000		09/01/2036	4,658,914
200,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1	6.500		09/01/2029	206,230
500,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1	6.750		09/01/2040	515,495
3,520,000	Chula Vista, CA COP (Civic Center)	5.000		03/01/2034	3,596,877
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax	5.000		09/01/2036	1,964,200
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625		09/01/2039	609,168
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2	5.200		09/01/2027	964,500
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2	5.250		09/01/2037	1,804,240
20,000,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000		06/01/2036	23,404,600
970,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X	5.250		09/01/2037	774,458
420,000	Hemet, CA Unified School District	5.050		09/01/2026	422,327
250,000	Hemet, CA Unified School District	5.125		09/01/2036	250,760
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.750		09/01/2039	493,885
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[3]	06/01/2047	5,462,400
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[3]	06/01/2057	3,126,879
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[3]	06/01/2057	2,997,653
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 4	5.700		09/01/2034	1,018,110

24	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon		Maturity	Value
California Continued
$ 175,000	Jurupa, CA Public Financing Authority	6.000%		09/01/2028	$180,430
155,000	Jurupa, CA Public Financing Authority	6.000		09/01/2029	159,802
135,000	Jurupa, CA Public Financing Authority	6.000		09/01/2030	139,176
150,000	Jurupa, CA Public Financing Authority	6.000		09/01/2031	154,629
205,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	211,316
25,000	Lake Elsinore, CA Public Financing Authority	6.375		10/01/2033	25,817
1,270,000	Lake Elsinore, CA Special Tax	5.150		09/01/2025	1,324,077
1,245,000	Lake Elsinore, CA Special Tax	5.250		09/01/2030	1,285,811
2,450,000	Lake Elsinore, CA Special Tax	5.250		09/01/2035	2,501,328
200,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	204,274
650,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3	5.250		09/01/2029	653,406
415,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2025	364,138
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2026	328,035
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2027	775,039
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2028	872,100
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2029	438,465
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2030	435,105
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2032	867,840
1,000,000	Lancaster, CA Financing Authority (School District)	5.000		02/01/2026	716,730
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation	5.250		07/01/2030	4,033,780
1,250,000	Los Alamitos, CA Unified School District COP	0.000	[4]	08/01/2042	688,038
680,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750		09/01/2040	700,740
2,150,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125		12/01/2024	2,149,699
2,000,000	Los Angeles, CA Unified School District	5.200		07/01/2029	2,328,300
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation	7.000		09/01/2031	1,472,663
2,930,000	Marysville, CA (Fremont-Rideout Health)	5.000		01/01/2029	3,149,457
365,000	Menifee, CA Union School District Special Tax Community Facilities District No. 2006-3	5.000		09/01/2037	346,973
2,500,000	Modesto, CA Special Tax Community Facilities District No. 4	5.150		09/01/2036	2,501,700
5,000,000	Moreno Valley, CA Community Redevel. Agency	5.000		08/01/2032	5,116,450
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500		09/01/2041	4,131,262

25	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Value
California Continued
$ 630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax	5.000%	09/01/2037	$612,429
660,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000	09/01/2027	652,403
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000	09/01/2037	1,147,950
20,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.500	06/01/2045	16,052,800
1,000,000	Novato, CA Redevel. Agency (Hamilton Field Redevel.)	6.750	09/01/2040	1,154,100
5,000,000	Oakland, CA GO	5.000	01/15/2031	5,628,550
3,250,000	Oakland, CA GO	6.000	01/15/2034	3,755,375
955,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)	5.750	10/01/2030	985,388
735,000	Palm Desert, CA Financing Authority	5.000	04/01/2027	736,668
7,000,000	Palomar Pomerado, CA Health Care District COP	6.625	11/01/2029	7,903,980
1,000,000	Palomar Pomerado, CA Health Care District COP	6.750	11/01/2039	1,119,090
365,000	Perris, CA Community Facilities District Special Tax	5.300	09/01/2035	369,420
555,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000	09/01/2026	558,791
1,545,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000	09/01/2037	1,501,910
645,000	Perris, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2037	608,899
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.350	09/01/2036	1,219,856
1,790,000	Riverside County, CA Asset Leasing Corp. (County Administration Center)	5.000	11/01/2026	2,041,352
500,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15	5.600	09/01/2034	508,790
1,000,000	Romoland, CA School District Special Tax Community Facilities District	5.400	09/01/2036	1,013,590
1,000,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	1,051,840
345,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)	5.625	09/01/2035	355,505
350,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)	5.750	09/01/2040	360,647
2,510,000	San Diego, CA Public Facilities Financing Authority	5.000	04/15/2030	2,768,530
2,635,000	San Diego, CA Public Facilities Financing Authority	5.000	04/15/2031	2,895,127
10,720,000	San Francisco, CA City & County COP	5.000	10/01/2033	11,905,418
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750	08/01/2041	292,623

26	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon		Maturity	Value
California Continued
$ 400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000%		08/01/2041	$457,232
5,000,000	San Gorgonio, CA Memorial Health Care District	5.625		08/01/2038	5,251,400
1,620,000	San Gorgonio, CA Memorial Health Care District	7.000		08/01/2027	1,939,496
2,050,000	San Jose, CA Airport	5.000		03/01/2033	2,167,978
1,050,000	San Jose, CA Finance Authority (Convention Center)	5.500		05/01/2031	1,214,325
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750		06/01/2026	2,470,515
7,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise	6.625		03/01/2018	7,508,760
52,555,000	Silicon Valley CA Tobacco Securitization Authority	9.140	[3]	06/01/2047	2,665,590
22,445,000	Southern CA Tobacco Securitization Authority	5.125		06/01/2046	17,709,554
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[3]	06/01/2046	358,832
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	1,144,395
11,930,000	Southern CA Tobacco Securitization Authority (TASC)	5.000		06/01/2037	9,588,738
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004	5.000		09/01/2037	236,368
2,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.450		09/01/2026	1,462,020
1,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.500		09/01/2036	681,120
10,500,000	University of California (Regents Medical Center)[1]	5.000		05/15/2037	12,382,860
3,000,000	Val Verde, CA Unified School District	5.500		08/01/2030	3,381,840
5,000,000	Vernon, CA Electric System	5.500		08/01/2041	5,453,800
100,000	Victor Valley, CA Union High School District	5.050		09/01/2025	99,240
1,160,000	Victor Valley, CA Union High School District	5.100		09/01/2035	1,037,040
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2	5.000		09/01/2036	1,988,753
					483,633,773
Colorado—1.8%
1,250,000	Arkansas River, CO Power Authority	6.000		10/01/2040	1,322,663
750,000	Arkansas River, CO Power Authority	6.125		10/01/2040	805,688
35,000	CO Andonea Metropolitan District No. 2	6.125		12/01/2025	30,962
1,000,000	CO Andonea Metropolitan District No. 3	6.250		12/01/2035	827,270
2,800,000	CO Arista Metropolitan District	6.750		12/01/2035	2,330,216
4,225,000	CO Broomfield Village Metropolitan District No. 2	6.250		12/01/2032	3,935,419
925,000	CO Central Marksheffel Metropolitan District	7.250		12/01/2029	935,702
500,000	CO Copperleaf Metropolitan District No. 2	5.850		12/01/2026	392,645
625,000	CO Copperleaf Metropolitan District No. 2	5.950		12/01/2036	448,356

27	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$ 294,000	CO Crystal Crossing Metropolitan District[5]	6.000%		12/01/2036	$195,698
125,000	CO E-470 Public Highway Authority	6.814	[3]	09/01/2025	67,246
495,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)	5.625		12/01/2036	366,840
1,500,000	CO Educational and Cultural Facilities Authority (Free Horizon Charter School)	6.125		06/15/2040	1,710,645
4,480,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)	6.450		11/01/2040	4,978,266
500,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2036	367,185
1,000,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	912,530
500,000	CO Fallbrook Metropolitan District	5.625		12/01/2026	445,005
750,000	CO Fossil Ridge Metropolitan District No. 1	7.250		12/01/2040	796,058
10,000	CO Health Facilities Authority (Denver Options)	5.375		02/01/2022	10,000
30,000	CO Health Facilities Authority (Denver Options)	5.625		02/01/2032	29,170
500,000	CO Heritage Todd Creek Metropolitan District	5.500		12/01/2037	397,670
500,000	CO High Plains Metropolitan District	6.250		12/01/2035	436,495
233,000	CO Horse Creek Metropolitan District	5.750		12/01/2036	192,600
485,000	CO Huntington Trails Metropolitan District	6.250		12/01/2036	500,316
439,000	CO International Center Metropolitan District No. 3	6.500		12/01/2035	373,901
500,000	CO Liberty Ranch Metropolitan District[5]	6.250		12/01/2036	435,495
625,000	CO Madre Metropolitan District No. 2	5.500		12/01/2036	466,394
2,770,000	CO Murphy Creek Metropolitan District No. 3[5]	6.000		12/01/2026	1,377,937
2,850,000	CO Murphy Creek Metropolitan District No. 3[5]	6.125		12/01/2035	1,402,998
2,330,000	CO North Pines Metropolitan District	6.750		12/01/2036	2,159,957
1,945,000	CO North Range Metropolitan District No. 1	5.000		12/15/2024	1,887,272
1,250,000	CO North Range Metropolitan District No. 2	5.500		12/15/2018	1,274,925
500,000	CO North Range Metropolitan District No. 2	5.500		12/15/2037	486,635
1,000,000	CO Northwest Metropolitan District No. 3	6.125		12/01/2025	996,750
1,875,000	CO Northwest Metropolitan District No. 3	6.250		12/01/2035	1,840,950
750,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	627,435
125,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	128,505
450,000	CO Prairie Center Metropolitan District No. 3	5.250		12/15/2021	455,045
800,000	CO Prairie Center Metropolitan District No. 3	5.400		12/15/2031	795,192
736,000	CO Regency Metropolitan District	5.750		12/01/2036	617,887
10,000	CO Ridges Metropolitan District Mesa County	6.100		10/15/2013	10,033
1,000,000	CO Serenity Ridge Metropolitan District No. 2[5]	7.500		12/01/2034	483,300
373,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	278,553
1,000,000	CO Sorrell Ranch Metropolitan District[5]	6.750		12/15/2036	1,003,920
540,000	CO Tallyns Reach Metropolitan District No. 3	5.100		12/01/2026	552,382

28	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$ 500,000	CO Traditions Metropolitan District No. 2	5.750%		12/01/2036	$480,975
1,092,000	CO Wheatlands Metropolitan District	6.000		12/01/2025	1,017,886
500,000	CO Wheatlands Metropolitan District	6.125		12/01/2035	437,080
175,000	Fairplay, CO Sanitation District	5.250		12/15/2031	175,193
265,000	Harvest Junction, CO Metropolitan District	5.000		12/01/2030	270,886
135,000	Harvest Junction, CO Metropolitan District	5.200		12/01/2032	138,409
260,000	Harvest Junction, CO Metropolitan District	5.375		12/01/2037	265,772
180,000	Jefferson County, CO (Section 14 Metropolitan District)	5.000		12/01/2018	195,741
2,050,000	Loveland, CO Special Assessment	5.625		07/01/2029	1,765,645
25,000	Public Authority for CO (Natural Gas Energy)	6.250		11/15/2028	30,087
500,000	Tabernash Meadows, CO Water & Sanitation District	7.125		12/01/2034	582,450
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000	[4]	12/15/2041	1,506,108
1,067,237	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	1,002,904
					47,959,247
Connecticut—0.2%
5,000	CT H&EFA (DKH)	5.375		07/01/2016	5,017
220,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)	5.375		07/01/2026	220,429
500,000	Georgetown, CT Special Taxing District[5]	5.125		10/01/2036	232,510
10,150,000	Mashantucket, CT Western Pequot Tribe, Series B5	5.750		09/01/2027	4,006,510
					4,464,466
Delaware—0.2%
3,789,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450		07/01/2035	3,060,716
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)	5.000		07/01/2025	863,880
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)	5.000		07/01/2030	523,795
2,308,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	1,781,222
					6,229,613
District of Columbia—0.6%
25,000	District of Columbia (James F. Oyster Elementary School)	6.450		11/01/2034	25,000
2,000,000	District of Columbia Center for Strategic & International Studies	6.375		03/01/2031	2,163,820
2,100,000	District of Columbia Center for Strategic & International Studies	6.625		03/01/2041	2,292,801
2,475,000	District of Columbia Tobacco Settlement Financing Corp.	6.500		05/15/2033	2,713,466

29	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
District of Columbia Continued
$ 825,000	District of Columbia Tobacco Settlement Financing Corp.	6.750%		05/15/2040	$841,492
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[3]	06/15/2046	2,525,096
400,000	District of Columbia University (Gallaudet University)	5.500		04/01/2034	463,064
6,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	0.000	[4]	10/01/2041	6,261,125
					17,285,864
Florida—12.9%
770,000	Aberdeen, FL Community Devel. District[2]	5.250		11/01/2015	394,640
670,000	Aberdeen, FL Community Devel. District[2]	5.500		05/01/2036	349,573
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)	6.750		12/01/2030	116,981
2,000,000	Amelia Concourse, FL Community Devel. District[2]	5.750		05/01/2038	796,640
1,120,000	Arlington Ridge, FL Community Devel. District[2]	5.500		05/01/2036	443,968
225,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing)	6.000		10/01/2029	225,092
1,205,000	Avelar Creek, FL Community Devel. District	5.375		05/01/2036	1,151,245
435,000	Avignon Villages, FL Community Devel. District[2]	5.300		05/01/2014	108,772
250,000	Avignon Villages, FL Community Devel. District[2]	5.400		05/01/2037	62,535
65,000	Baker County, FL Hospital Authority	5.300		12/01/2023	64,254
1,690,000	Bay Laurel Center, FL Community Devel. District	5.450		05/01/2037	1,634,162
1,430,000	Baywinds, FL Community Devel. District	5.250		05/01/2037	763,706
50,000	Boynton Beach, FL Multifamily Hsg. (Clipper Cove Apartments)	5.300		01/01/2023	49,252
1,895,000	Boynton Village, FL Community Devel. District Special Assessment[2]	6.000		05/01/2038	1,694,850
2,450,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)	6.500		11/01/2029	2,708,573
11,000,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)	6.750		11/01/2039	12,238,820
25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)	5.625		04/01/2034	25,489
1,255,000	Cascades, FL Groveland Community Devel. District	5.300		05/01/2036	990,157
3,400,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.500		05/01/2038	1,429,768
1,675,000	Clearwater Cay, FL Community Devel. District[2]	5.500		05/01/2037	638,812
1,245,000	Connerton West, FL Community Devel. District[2]	5.125		05/01/2016	476,300
1,405,000	Copperstone, FL Community Devel. District	5.200		05/01/2038	1,156,821
4,365,000	Creekside, FL Community Devel. District[2]	5.200		05/01/2038	1,835,308

30	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 875,000	Crosscreek, FL Community Devel. District[2]	5.500%	05/01/2017	$376,749
415,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	178,770
5,530,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	3,568,122
800,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000	06/01/2022	800,128
10,000	Dania, FL Sales Tax	5.000	10/01/2025	10,011
25,000	Destin, FL Community Redevel. Agency (Town Center Area)	5.300	05/01/2027	23,604
1,705,000	Dupree Lakes, FL Community Devel. District	5.375	05/01/2037	1,572,453
770,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2015	628,720
255,000	East Homestead FL Community Devel. District	7.250	05/01/2021	276,782
2,270,000	East Homestead, FL Community Devel. District	5.375	05/01/2036	1,764,993
1,290,000	East Homestead, FL Community Devel. District	5.450	05/01/2036	1,309,298
605,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	631,560
2,345,000	Escambia County, FL Health Facilities Authority (Baptist Manor/Baptist Hospital Obligated Group)	6.000	08/15/2036	2,644,902
10,000	Escambia County, FL Utilities Authority	6.250	01/01/2015	10,644
2,550,000	FL Capital Trust Agency (American Opportunity)[5]	5.875	06/01/2038	1,453,526
5,665,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	7.000	07/15/2032	2,548,910
1,875,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	8.260	07/15/2038	843,638
750,000	FL Capital Trust Agency (Miami Community Charter School)	7.000	10/15/2040	769,628
7,500,000	FL Citizens Property Insurance Corp.	5.000	06/01/2022	8,678,925
10,440,000	FL COP (Dept. of Management Services)[1]	5.250	08/01/2028	11,811,503
15,000	FL Correctional Private Commission (350 Bed Youthful) COP	5.000	08/01/2017	15,249
220,000	FL Gateway Services Community Devel. District (Sun City Center)	6.500	05/01/2033	221,848
1,250,000	FL HEFFA (Bethune-Cookman University)	5.375	07/01/2032	1,392,063
650,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2032	700,304
1,100,000	FL Lake Ashton II Community Devel. District[5]	5.375	05/01/2036	846,219
500,000	FL Parker Road Community Devel. District[2]	5.350	05/01/2015	243,005
465,000	FL Parker Road Community Devel. District[5]	5.600	05/01/2038	224,381
950,000	FL Principal One Community Devel. District	5.650	05/01/2035	964,953
3,920,000	Flora Ridge, FL Educational Facilities Benefit District	5.300	05/01/2037	3,476,138
1,565,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2015	1,539,772
890,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2038	884,705

31	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
Florida Continued
$ 150,000	Forest Creek, FL Community Devel. District	5.450%		05/01/2036	$151,203
421,868	Forest Creek, FL Community Devel. District[5,6]	5.450		05/01/2036	280,365
3,375,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[2]	5.500		05/01/2038	1,456,583
16,000,000	Greater Orlando, FL Aviation Authority[1]	5.000		10/01/2032	17,733,280
1,180,000	Harrison Ranch, FL Community Devel. District	5.300		05/01/2038	1,160,365
195,000	Heritage Isles, FL Community Devel. District[2]	7.100		10/01/2023	36,559
1,215,000	Heritage Plantation, FL Community Devel. District[5]	5.400		05/01/2037	487,385
10,000	Hialeah, FL Hsg. Authority	5.800		06/20/2033	10,118
310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A2	5.500		05/01/2036	125,748
3,820,000	Highlands, FL Community Devel. District[2]	5.550		05/01/2036	2,383,833
380,000	Highlands, FL Community Devel. District	7.090		05/01/2020	190,334
745,000	Hillsborough County, FL IDA (Senior Care Group)	6.750		07/01/2029	745,574
25,000	Hillsborough County, FL IDA (Tampa General Hospital)	5.400		10/01/2028	25,492
855,000	Indigo, FL Community Devel. District[2]	5.750		05/01/2036	436,554
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)	5.250		08/15/2027	35,142
250,000	Lakeside Landings, FL Devel. District[2]	5.500		05/01/2038	102,730
4,735,000	Lakewood Ranch, FL Stewardship District	5.500		05/01/2036	3,779,572
3,655,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)	5.400		05/01/2037	3,198,710
4,500,000	Lee County, FL IDA (Cypress Cove Healthpark)	6.750		10/01/2032	4,082,175
500,000	Legends Bay, FL Community Devel. District	5.500		05/01/2014	433,350
500,000	Legends Bay, FL Community Devel. District	5.875		05/01/2038	357,915
1,930,000	Lucaya, FL Community Devel. District	5.375		05/01/2035	1,747,905
530,000	Madison County, FL Mtg. (Twin Oaks)	6.000		07/01/2025	517,057
1,775,000	Magnolia Creek, FL Community Devel. District[2]	5.900		05/01/2039	710,888
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[5]	5.350		05/01/2037	785,959
8,620,000	Meadow Pines, FL Community Devel. District Special Assessment	6.250		05/01/2034	8,302,008
50,000	Miami, FL Health Facilities Authority (Catholic Health East)	5.250		11/15/2028	51,005
1,000,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.500		10/01/2029	1,169,190
20,000,000	Miami-Dade County, FL Special Obligation, Series B	5.650	[3]	10/01/2030	7,346,600
6,905,000	Miromar Lakes, FL Community Devel. District	6.875		05/01/2035	6,710,970
3,230,000	Miromar Lakes, FL Community Devel. District	7.375		05/01/2032	3,235,394
3,655,000	Monterey/Congress, FL Community Devel. District Special Assessment	5.375		05/01/2036	3,278,170

32	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 9,035,000	Moody River, FL Estates Community Devel. District	5.350%	05/01/2036	$6,238,848
10,300,000	Myrtle Creek, FL Improvement District Special Assessment	5.200	05/01/2037	9,317,277
580,000	Naturewalk, FL Community Devel. District[5]	5.300	05/01/2016	290,800
485,000	Naturewalk, FL Community Devel. District[2]	5.500	05/01/2038	243,305
450,000	Oak Creek, FL Community Devel. District Special Assessment	5.800	05/01/2035	425,538
7,195,000	Oakland, FL Charter School	6.950	12/01/2032	7,252,200
1,345,000	Oakmont Grove, FL Community Devel. District Special Assessment[2]	5.250	05/01/2012	470,911
500,000	Oakmont Grove, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	175,180
300,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)	8.875	07/01/2021	303,624
750,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)	9.000	07/01/2031	758,970
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)	5.500	07/01/2032	253,530
10,000,000	Orange County, FL School Board COP[1]	5.500	08/01/2034	11,585,000
7,500,000	Orange County, FL School Board COP	5.500	08/01/2034	8,688,750
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment	5.000	05/01/2032	510,300
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment	5.625	05/01/2042	1,160,300
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[2]	7.000	07/01/2036	337,488
50,000	Palm Beach County Plantation, FL Community Devel. District Special Assessment	6.250	05/01/2034	51,795
125,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)	5.500	12/01/2021	126,004
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)	5.625	12/01/2031	25,127
1,970,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	1,344,919
2,300,000	Palm Glades, FL Community Devel. District	5.300	05/01/2036	2,018,365
975,000	Palm Glades, FL Community Devel. District Special Assessment	7.250	08/01/2016	951,844
460,000	Palm River, FL Community Devel. District[2]	5.150	05/01/2013	183,273
510,000	Palm River, FL Community Devel. District[2]	5.375	05/01/2036	203,352
4,335,000	Palma Sola Trace, FL Community Devel. District	5.750	05/01/2035	4,269,672
2,270,000	Parkway Center, FL Community Devel. District, Series A	6.125	05/01/2024	2,138,340
2,195,000	Parkway Center, FL Community Devel. District, Series A	6.300	05/01/2034	1,944,199

33	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 1,375,000	Pine Ridge Plantation, FL Community Devel. District[2]	5.400%	05/01/2037	$931,700
1,400,000	Pinellas County, FL Health Facility Authority (St. Mark Village)	5.650	05/01/2037	1,326,752
425,000	Poinciana West, FL Community Devel. District Special Assessment	6.000	05/01/2037	426,046
65,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)	5.350	07/01/2027	60,627
595,000	Portico, FL Community Devel. District	5.450	05/01/2037	328,886
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[2]	5.250	05/01/2012	1,058,708
490,000	Portofino Cove, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	194,442
285,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.200	05/01/2017	113,048
980,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	388,884
15,005,000	Quarry, FL Community Devel. District	5.500	05/01/2036	13,654,700
10,460,000	Renaissance Commons, FL Community Devel. District, Series A	5.600	05/01/2036	9,708,554
1,710,000	Reunion East, FL Community Devel. District[2]	5.800	05/01/2036	770,252
4,175,000	Reunion East, FL Community Devel. District	7.375	05/01/2033	4,259,293
1,850,000	Reunion East, FL Community Devel. District[5]	7.375	05/01/2033	908,813
1,455,000	Ridgewood Trails, FL Community Devel. District[2]	5.650	05/01/2038	781,350
2,500,000	River Glen, FL Community Devel. District Special Assessment[2]	5.450	05/01/2038	1,022,475
150,000	Rolling Hills, FL Community Devel. District[2]	5.450	05/01/2037	56,256
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	219,672
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.500	07/01/2040	4,798,801
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.750	07/01/2030	3,805,347
2,875,000	Six Mile Creek, FL Community Devel. District[2]	5.875	05/01/2038	748,104
1,985,000	South Bay, FL Community Devel. District[2]	5.125	11/01/2009	636,629
3,750,000	South Bay, FL Community Devel. District[2]	5.375	05/01/2013	818,325
5,400,000	South Bay, FL Community Devel. District[2]	5.950	05/01/2036	1,732,860
2,070,000	St. John’s Forest, FL Community Devel. District, Series A	6.125	05/01/2034	2,077,059
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	6.000	08/01/2045	1,672,695
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250	10/01/2041	337,228
760,000	Stonegate, FL Community Devel. District	6.000	05/01/2024	780,512
995,000	Stonegate, FL Community Devel. District	6.125	05/01/2034	1,018,721

34	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon		Maturity	Value
Florida Continued
$ 1,900,000	Sweetwater Creek, FL Community Devel. District[2]	5.500%		05/01/2038	$774,345
105,000	Tavares, FL Water & Sewer	5.500		10/01/2030	105,183
6,020,000	Tern Bay, FL Community Devel. District[2]	5.000		05/01/2015	1,493,983
500,000	Tern Bay, FL Community Devel. District[2]	5.375		05/01/2037	124,120
4,580,000	Town Center, FL at Palm Coast Community Devel. District	6.000		05/01/2036	3,517,211
230,000	Turnbull Creek, FL Community Devel. District Special Assessment	5.250		05/01/2037	168,468
8,785,000	Turnbull Creek, FL Community Devel. District Special Assessment	5.800		05/01/2035	7,909,838
8,675,000	Two Creeks, FL Community Devel. District	5.250		05/01/2037	6,422,623
5,450,000	Verandah East, FL Community Devel. District	5.400		05/01/2037	3,251,416
4,195,000	Verandah, FL Community Devel District	5.250		05/01/2036	3,702,549
1,020,000	Verano Center, FL Community Devel. District	5.375		05/01/2037	662,031
8,755,000	Verona Walk, FL Community Devel. District	5.375		05/01/2037	7,745,549
1,000,000	Villa Portofino East, FL Community Devel. District	5.200		05/01/2037	873,060
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.350		05/01/2017	1,294,863
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550		05/01/2039	212,134
1,575,000	Villages of Westport, FL Community Devel. District[2]	5.700		05/01/2035	947,237
6,560,000	Villagewalk of Bonita Springs, FL Community Devel. District	5.150		05/01/2038	5,626,578
4,770,000	Vista, FL Community Devel. District Special Assessment	5.375		05/01/2037	4,376,189
2,750,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)	5.000		10/15/2029	3,045,845
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.125		05/01/2013	447,480
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.500		05/01/2037	737,270
1,100,000	Watergrass, FL Community Devel. District Special Assessment	5.125		11/01/2014	820,380
675,000	Watergrass, FL Community Devel. District Special Assessment	5.375		05/01/2039	354,308
5,645,000	Watergrass, FL Community Devel. District Special Assessment	5.500		05/01/2036	3,085,670
2,211,156	Watergrass, FL Community Devel. District Special Assessment	6.960		11/01/2017	2,082,776
950,000	Waterlefe, FL Community Devel. District Golf Course[2]	8.125		10/01/2025	71,108
1,115,000	Waters Edge, FL Community Devel. District	0.000	[4]	05/01/2039	524,139
6,240,000	Waters Edge, FL Community Devel. District	5.300		05/01/2036	6,131,923

35	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 195,000	Waters Edge, FL Community Devel. District[2]	5.350%	05/01/2039	$48,764
16,000	Waters Edge, FL Community Devel. District	5.350	05/01/2039	16,096
1,785,000	Waterstone, FL Community Devel. District[2]	5.500	05/01/2018	715,767
540,000	West Villages, FL Improvement District[2]	5.350	05/01/2015	417,150
3,950,000	West Villages, FL Improvement District[2]	5.500	05/01/2037	1,766,717
3,300,000	West Villages, FL Improvement District[2]	5.500	05/01/2038	1,543,410
7,350,000	West Villages, FL Improvement District[2]	5.800	05/01/2036	3,531,455
4,925,000	Westridge, FL Community Devel. District[2]	5.800	05/01/2037	1,875,883
5,840,000	Westside, FL Community Devel. District[2]	5.650	05/01/2037	2,513,127
5,005,000	World Commerce, FL Community Devel. District Special Assessment	6.125	05/01/2035	4,928,974
2,250,000	Wyld Palms, FL Community Devel. District[2]	5.400	05/01/2015	697,680
1,445,000	Wyld Palms, FL Community Devel. District[2]	5.500	05/01/2038	448,239
450,000	Zephyr Ridge, FL Community Devel. District[2]	5.250	05/01/2013	179,154
990,000	Zephyr Ridge, FL Community Devel. District[2]	5.625	05/01/2037	394,426
				352,326,122
Georgia—1.4%
12,990,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.000	07/01/2036	7,793,610
2,470,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2036	1,481,926
5,000	Atlanta, GA HDC (Bedford Tower)	6.250	01/01/2015	5,019
250,000	Atlanta, GA Tax Allocation (Beltline)	7.500	01/01/2031	278,423
2,000,000	Atlanta, GA Water & Wastewater Authority	5.500	11/01/2027	2,482,100
1,000,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)	5.375	01/01/2026	1,069,100
250,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)	5.500	01/01/2034	267,715
15,000	Dalton, GA Devel. Authority (Hamilton Health Care System)	5.000	08/15/2028	15,009
25,000	Dalton, GA Devel. Authority (Hamilton Health Care System/Hamilton Medical Center Obligated Group)	5.375	08/15/2016	25,058
8,170,000	DeKalb County, GA Devel. Authority Public Purpose	5.500	12/10/2023	8,428,417
10,000	DeKalb County, GA Hsg. Authority (Spring Chase Apartments)	5.400	11/01/2030	10,007
2,000,000	DeKalb County, GA Water & Sewer	5.250	10/01/2036	2,300,260
3,380,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	3,385,340
5,085,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	5,093,034
5,000,000	GA Main Street Natural Gas	5.500	09/15/2026	5,554,450

36	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
Georgia Continued
$ 25,000	GA Municipal Electric Authority	6.600%	01/01/2018	$27,976
520,000	Randolph County, GA GO	5.000	04/01/2030	549,988
500,000	Savannah, GA EDA (Skidway Health & Living Services)	7.400	01/01/2024	516,395
25,000	Ware County, GA Hospital Authority (Southeast Health Unit)	6.625	03/01/2017	25,078
				39,308,905
Idaho—0.2%
60,000	ID Health Facilities Authority (Trinity Health Corp.)	6.250	12/01/2033	72,108
1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)	6.250	07/01/2045	1,032,660
5,360,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A	6.000	08/01/2028	5,162,806
				6,267,574
Illinois—12.0%
500,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	458,875
1,825,000	Bedford Park, IL Tax	5.125	12/30/2018	1,828,887
17,000,000	Chicago, IL GO	5.000	01/01/2033	19,212,210
2,000,000	Chicago, IL GO	5.000	01/01/2034	2,243,100
255,000	Chicago, IL Midway Airport, Series B	5.000	01/01/2035	255,701
5,055,000	Chicago, IL O’Hare International Airport	5.250	01/01/2026	5,618,784
10,000,000	Chicago, IL O’Hare International Airport	5.625	01/01/2035	11,756,400
6,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250	01/01/2037	6,780,600
10,000,000	Chicago, IL Park District (Harbor Facilities)[1]	5.250	01/01/2040	11,324,400
2,400,000	Cook County, IL Community School District GO	7.125	06/01/2024	2,702,904
949,000	Cortland, IL Special Tax (Sheaffer System)[2]	5.500	03/01/2017	622,136
395,000	Country Club Hills, IL GO	5.000	12/01/2026	416,109
410,000	Country Club Hills, IL GO	5.000	12/01/2027	430,299
435,000	Country Club Hills, IL GO	5.000	12/01/2028	455,854
455,000	Country Club Hills, IL GO	5.000	12/01/2029	475,966
475,000	Country Club Hills, IL GO	5.000	12/01/2030	495,036
500,000	Country Club Hills, IL GO	5.000	12/01/2031	520,845
40,000	Country Club Hills, IL GO	5.000	12/01/2032	41,590
168,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.400	03/01/2016	170,063
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625	03/01/2036	316,890
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[2]	5.375	03/01/2016	437,725

37	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$ 2,225,000	Harvey, IL GO	5.500%	12/01/2027	$2,110,012
1,000,000	Harvey, IL GO	5.625	12/01/2032	941,660
5,350,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)	6.875	08/01/2028	4,484,745
65,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	57,201
1,920,000	IL Finance Authority (Bethel Terrace Apartments)	5.125	09/01/2025	1,918,099
1,010,000	IL Finance Authority (Illinois Institute of Technology)	5.000	04/01/2026	987,932
14,660,000	IL Finance Authority (Illinois Institute of Technology)	5.000	04/01/2031	13,933,304
1,000,000	IL Finance Authority (Illinois Institute of Technology)	5.000	04/01/2036	929,820
155,000	IL Finance Authority (Illinois Institute of Technology)	6.500	02/01/2023	167,546
2,215,000	IL Finance Authority (Illinois Institute of Technology)	7.125	02/01/2034	2,406,354
500,000	IL Finance Authority (Lake Forest College)	5.750	10/01/2032	520,660
450,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	462,015
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)	5.125	08/15/2028	1,001,220
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	23,552,400
100,000	IL Finance Authority (Northwestern Memorial Hospital)	6.000	08/15/2039	105,554
5,050,000	IL Finance Authority (OSF Healthcare System)	5.750	11/15/2033	5,569,645
75,000	IL Finance Authority (OSF Healthcare System)	7.125	11/15/2035	82,875
50,000	IL Finance Authority (OSF Healthcare System)	7.125	11/15/2037	60,713
10,190,000	IL Finance Authority (Provena Health)	7.750	08/15/2034	13,132,159
15,000,000	IL Finance Authority (Resurrection Health Care)[1]	5.250	05/15/2029	15,836,400
5,000,000	IL Finance Authority (Resurrection Health)	6.125	05/15/2025	5,740,150
3,250,000	IL Finance Authority (Roosevelt University)	5.500	04/01/2032	3,389,393
6,270,000	IL Finance Authority (Roosevelt University)	5.500	04/01/2037	6,504,122
5,575,000	IL Finance Authority (Roosevelt University)	5.750	04/01/2024	6,159,093
2,680,000	IL Finance Authority (Roosevelt University)	6.250	04/01/2029	3,038,048
28,415,000	IL Finance Authority (Roosevelt University)	6.500	04/01/2039	32,080,251
5,855,000	IL Finance Authority (Roosevelt University)	6.500	04/01/2044	6,591,852
3,750,000	IL Finance Authority (Sedgebrook)[2,7]	6.000	11/15/2027	38
10,000,000	IL Finance Authority (Sedgebrook)[2,7]	6.000	11/15/2037	100
10,000,000	IL Finance Authority (Sedgebrook)[2,7]	6.000	11/15/2042	100

38	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$ 10,645,000	IL Finance Authority (Silver Cross Hospital and Medical Centers)	7.000%	08/15/2044	$12,778,684
4,765,000	IL Finance Authority (Swedish Covenant Hospital)	5.750	08/15/2029	5,380,733
10,000,000	IL Finance Authority (Trinity Health Corp.)	5.000	12/01/2030	11,138,700
3,000,000	IL Finance Authority Student Hsg. (MJH Education Assistance)[2]	5.125	06/01/2035	2,580,000
700,000	IL GO	5.000	08/01/2025	785,757
1,500,000	IL GO	5.000	03/01/2037	1,625,220
5,200,000	IL Health Facilities Authority (Covenant Retirement Communities)	5.625	12/01/2032	5,217,524
70,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)	5.625	01/01/2028	71,115
35,000	IL Health Facilities Authority (Holy Family Medical Center)	5.125	08/15/2022	35,012
5,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	12/15/2028	5,800,150
15,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	06/15/2050	16,823,250
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.500	06/15/2050	370,112
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2027	1,217,290
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2028	1,305,361
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2031	1,621,970
4,431,000	Lakemoor Village, IL Special Tax	5.000	03/01/2027	4,354,299
2,725,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)	6.250	03/01/2034	2,760,970
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2036	333,810
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	6.125	03/01/2040	400,431
480,000	Markham, IL GO	5.750	02/01/2028	505,891
1,185,000	Plano, IL Special Service Area No. 5	6.000	03/01/2036	1,130,395
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	398,180
4,990,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	5,189,800
1,990,000	Southwestern IL Devel. Authority (Village of Sauget)	5.625	11/01/2026	1,706,962
25,000	Springfield, IL Water	5.400	03/01/2015	25,098
3,000,000	University of Illinois (Auxiliary Facilities System)	5.125	04/01/2036	3,334,320
12,000,000	University of Illinois (Auxiliary Facilities System)[1]	5.750	04/01/2038	13,703,520

39	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$ 1,975,000	Vernon Hills, IL Tax Increment (Town Center)	6.250%	12/30/2026	$1,949,068
960,000	Volo Village, IL Special Service Area (Lancaster Falls)	5.750	03/01/2036	886,694
3,822,000	Volo Village, IL Special Service Area (Remington Pointe)	6.450	03/01/2034	3,812,904
1,770,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)	5.875	03/01/2036	1,779,505
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)	6.250	03/01/2035	1,002,018
				328,352,578
Indiana—2.2%
1,600,000	Anderson, IN Redevel. District	6.000	02/01/2026	1,801,504
1,700,000	Carmel, IN Redevel. District COP	6.500	07/15/2035	1,811,299
6,300,000	Carmel, IN Redevel. District COP	7.750	01/15/2030	7,306,488
5,075,000	Carmel, IN Redevel. District COP	8.000	01/15/2035	5,893,039
1,000,000	Hammond, IN Local Public Improvement District	6.500	08/15/2030	1,046,800
1,000,000	Hammond, IN Local Public Improvement District	6.750	08/15/2035	1,054,360
2,885,000	IN Finance Authority (Marian University)	5.250	09/15/2025	3,063,033
4,250,000	IN Finance Authority (Marian University)	6.375	09/15/2041	4,698,163
4,750,000	IN Finance Authority (Marian University)	6.500	09/15/2030	5,396,950
325,000	IN Finance Authority Educational Facilities (Irvington Community)	9.000	07/01/2039	399,565
30,000	IN Health Facility Financing Authority (Community Hospital of Anderson)	6.000	01/01/2023	30,067
5,000,000	Indianapolis, IN Local Public Improvement Bond Bank	5.750	01/01/2038	5,720,150
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)	5.750	07/01/2030	1,096,380
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)	6.000	07/01/2040	4,274,988
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)	7.000	02/01/2039	2,245,766
10,000,000	Mount Vernon, IN School Building Corp.	5.000	01/15/2037	10,535,000
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	7.125	07/01/2022	1,614,478
2,250,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500	07/01/2022	2,294,280
65,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.500	02/15/2021	65,089
				60,347,399
Iowa—1.2%
1,000,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875	12/01/2036	992,230
750,000	IA Finance Authority (Amity Fellowserve)	6.500	10/01/2036	775,103

40	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
Iowa Continued
$ 400,000	IA Finance Authority (Boys & Girls Home and Family Services)[2]	5.900%	12/01/2028	$136,004
460,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)	5.375	06/01/2025	380,479
7,975,000	IA Tobacco Settlement Authority	5.375	06/01/2038	7,170,004
9,500,000	IA Tobacco Settlement Authority	5.500	06/01/2042	8,470,675
16,020,000	IA Tobacco Settlement Authority (TASC)	5.625	06/01/2046	14,389,645
				32,314,140
Kansas—0.1%
1,145,000	Hays, KS Sales Tax	6.000	01/01/2025	1,146,466
530,000	Overland Park, KS Transportation Devel. District (Grass Creek)	4.850	09/01/2016	535,570
2,435,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)	4.900	04/01/2024	2,054,750
				3,736,786
Kentucky—0.0%
15,000	Jefferson County, KY Health Facilities (Alliant Health System)	5.125	10/01/2027	15,014
75,000	Jefferson County, KY Health Facilities (University Medical Center)	5.250	07/01/2022	75,122
15,000	Springfield, KY Educational Devel. (St. Catherine College)	5.750	10/01/2035	15,467
				105,603
Louisiana—1.9%
1,000,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	1,146,430
1,000,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	1,161,970
8,280,000	LA HFA (La Chateau)	6.875	09/01/2029	8,808,761
5,000,000	LA HFA (La Chateau)	7.250	09/01/2039	5,402,350
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	1,409,560
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	22,986
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	2,020,027
1,000,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2022	935,100
1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2027	1,570,415
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2035	3,351,558
515,000	LA Local Government EF&CD Authority (Bellemont Apartments)	7.500	09/01/2016	486,521

41	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
Louisiana Continued
$ 1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)	6.550%		09/01/2025	$1,460,497
19,250,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)	6.750		07/01/2039	22,732,518
2,500,000	Lakeshore Villages, LA Master Community Devel. District[5]	5.250		07/01/2017	1,000,275
20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.000		07/15/2025	20,630
75,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.000		07/15/2027	75,047
140,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.500		07/15/2018	140,259
290,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.600		07/15/2025	290,281
40,000	New Orleans, LA Public Improvement District	5.125		12/01/2026	40,078
					52,075,263
Maine—0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)	6.750		07/01/2036	2,357,220
5,000,000	ME H&HEFA (Maine General Medical Center)	7.500		07/01/2032	6,231,150
					8,588,370
Maryland—0.3%
10,000	Baltimore, MD Wastewater	5.125		07/01/2042	10,033
20,000	MD EDC Student Hsg. (Allegheny College Hsg.)	5.750		09/01/2020	20,000
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)	6.000		09/01/2032	39,492
4,900,000	MD EDC Student Hsg. (Bowie State University)	5.375		06/01/2033	4,598,993
50,000	MD EDC Student Hsg. (Morgan State University)	6.000		07/01/2034	50,600
2,000,000	MD EDC Student Hsg. (University of Maryland)	5.625		10/01/2023	1,533,860
65,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)	6.000		07/01/2033	65,002
65,000	MD H&HEFA (Johns Hopkins Hospital)	5.375		07/01/2020	65,149
977,000	Prince Georges County, MD Special District (Victoria Falls)	5.250		07/01/2035	978,514
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)	5.250		01/01/2037	294,060
					7,655,703
Massachusetts—0.1%
100,000	MA Devel. Finance Agency (Boston Biomedical Research)	5.750		02/01/2029	98,432
260,000	MA Devel. Finance Agency (Evergreen Center)	5.500		01/01/2035	261,563
750,000	MA Devel. Finance Agency (Lasell College)	5.500		07/01/2026	807,983
461,488	MA Devel. Finance Agency (Linden Ponds)	0.605	[3]	11/15/2056	2,400

42	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon		Maturity	Value
Massachusetts Continued
$ 92,782	MA Devel. Finance Agency (Linden Ponds)	5.500%		11/15/2046	$57,928
14,103	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2039	10,541
1,733,606	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2046	1,267,145
131,750	MA Devel. Finance Agency (Northern Berkshire Healthcare)	6.000		02/15/2043	113,757
100,850	MA Devel. Finance Agency (Northern Berkshire Healthcare)	3.094	[3]	02/15/2043	10,090
158,400	MA Devel. Finance Agency (Northern Berkshire Healthcare)	34.561	[3]	02/15/2043	2
50,000	MA Devel. Finance Agency (Orchard Cove)	5.250		10/01/2037	48,803
25,000	MA H&EFA (Beverly Hospital Corp.)	5.250		07/01/2023	25,032
55,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)	5.300		11/15/2028	55,019
245,000	MA Industrial Finance Agency (Avon Associates)	5.375		04/01/2020	245,502
					3,004,197
Michigan—3.0%
30,000	Clare County, MI Sewer Disposal System	5.850		11/01/2021	30,540
1,100,000	Detroit, MI City School District	5.000		05/01/2028	1,256,244
680,000	Detroit, MI City School District	5.000		05/01/2031	768,108
500,000	Detroit, MI City School District	5.000		05/01/2033	558,630
680,000	Detroit, MI GO	5.250		04/01/2016	658,934
10,000	Detroit, MI Local Devel. Finance Authority	5.500		05/01/2021	8,927
2,250,000	Detroit, MI Sewer Disposal System	6.500		07/01/2024	2,660,648
13,435,000	Detroit, MI Sewer Disposal System	7.500		07/01/2033	16,912,784
4,200,000	Detroit, MI Water and Sewerage Dept.	5.000		07/01/2032	4,426,506
5,300,000	Detroit, MI Water Supply System	5.000		07/01/2030	5,302,915
1,555,000	Detroit, MI Water Supply System	5.000		07/01/2033	1,588,744
1,000,000	Detroit, MI Water Supply System	5.000		07/01/2036	1,028,580
140,000	Flint, MI Hospital Building Authority (Hurley Medical Center)	5.375		07/01/2018	140,217
2,200,000	Grand Traverse Academy, MI Public School Academy	4.625		11/01/2027	1,947,638
1,000,000	Grand Traverse Academy, MI Public School Academy	4.750		11/01/2032	866,110
495,000	Grand Traverse Academy, MI Public School Academy	5.000		11/01/2022	477,942
100,000	Highland Park, MI Building Authority	7.750		05/01/2018	110,381
4,000,000	Kent, MI Hospital Finance Authority (Spectrum Health)	5.000		11/15/2029	4,541,720
600,000	MI Finance Authority (Old Redford Public School Academy)	5.900		12/01/2030	616,224

43	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
Michigan Continued
$ 600,000	MI Finance Authority (Old Redford Public School Academy)	6.500%		12/01/2040	$633,060
65,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)	5.000		08/15/2031	65,078
14,600,000	MI Hospital Finance Authority (Trinity Health)[1]	6.125		12/01/2023	17,643,662
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)	6.000		04/15/2018	15,047
340,000	MI John Tolfree Health System Corp.	6.000		09/15/2023	334,298
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)	6.000		12/01/2035	1,165,626
10,619,543	MI Strategic Fund Limited Obligation (Wolverine Human Services)	5.850		08/31/2027	8,066,180
463,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875		08/31/2028	463,611
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[3]	06/01/2058	8,136,450
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)	5.500		06/01/2035	260,080
120,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A	6.600		06/01/2022	120,349
15,000	Oakland County, MI Sewer Disposal (White Lake Township)	6.000		05/01/2013	15,165
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)	5.375		11/01/2030	392,444
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)	5.625		11/01/2035	1,287,238
500,000	Renaissance, MI Public School Academy[8]	6.000		05/01/2037	502,875
10,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)	5.250		11/15/2035	10,010
70,000	Wayne County, MI Building Authority	5.250		06/01/2016	70,283
					83,083,248
Minnesota—0.5%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375		02/15/2032	787,331
1,260,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	943,576
610,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750		02/01/2027	613,733
975,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)	5.000		02/15/2027	978,159
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000		02/01/2031	1,550,965
110,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.375		08/01/2021	113,244
1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625		02/01/2031	1,515,750

44	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$ 54,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250%	03/01/2029	$55,828
6,641,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	7.000	03/01/2029	6,646,512
245,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	248,604
				13,453,702
Mississippi—0.2%
80,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	5.750	07/01/2031	80,121
45,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.200	07/01/2018	45,123
60,000	Lowndes County, MS Solid Waste Disposal & Pollution Control (Weyerhaeuser Company)	6.800	04/01/2022	69,562
930,000	Meridian, MS Tax Increment (Meridian Crossroads)	8.750	12/01/2024	1,020,545
5,145,000	MS Home Corp. (Valley State Student Hsg.)	5.500	12/01/2035	3,018,674
1,150,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)	5.750	04/01/2023	1,168,320
				5,402,345
Missouri—2.5%
95,000	Bates County, MO Hospital (Bates County Memorial Hospital)	5.650	03/01/2021	95,107
200,000	Belton, MO Tax Increment (Belton Town Center)	5.625	03/01/2025	195,152
310,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2013	308,097
250,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2027	179,635
900,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	865,206
365,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	366,088
1,635,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,566,853
7,730,000	Branson, MO IDA (Branson Shoppe Redevel.)	5.950	11/01/2029	7,502,274
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	5.875	12/01/2031	565,103
400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	367,308
400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	390,416
665,000	Hawk Ridge, MO Transportation Devel. District	4.650	02/01/2017	602,836
3,840,000	Hawk Ridge, MO Transportation Devel. District	5.000	02/01/2030	2,411,405
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)	7.200	05/01/2033	14,475,167
2,575,000	Independence, MO 39th Street Transportation	6.875	09/01/2032	2,672,335
860,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150	06/01/2016	890,014
1,250,000	Kansas City, MO Tax Increment (Briarcliff West)	5.400	06/01/2024	1,221,088
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	6.500	06/01/2025	833,120

45	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Value
Missouri Continued
$ 2,530,000	Kansas City, MO Tax Increment (Southtown)	6.000%	03/01/2017	$2,651,339
465,000	Lees Summit, MO IDA (Kensington Farms)	5.500	03/01/2021	463,094
250,000	Lees Summit, MO IDA (Kensington Farms)	5.750	03/01/2029	237,688
790,000	Liberty, MO Tax Increment (Liberty Triangle)	5.875	10/01/2029	793,239
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.750	11/01/2026	2,095,737
355,000	MO Grindstone Plaza Transportation Devel. District	5.500	10/01/2031	276,776
227,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	204,711
1,390,000	Osage Beach, MO Tax Increment (Prewitts Point)	4.800	05/01/2016	1,362,742
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)	5.000	05/01/2023	1,311,885
350,000	Ozark Centre, MO Transportation Devel. District	5.375	09/01/2032	331,674
1,500,000	Raymore, MO Tax Increment	5.375	03/01/2020	904,395
2,750,000	Raymore, MO Tax Increment	5.625	03/01/2028	1,507,825
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.625	11/01/2025	2,501,225
1,000,000	St. Joseph, MO IDA, Series B	5.375	11/01/2023	1,005,900
905,000	St. Joseph, MO IDA, Series B	5.500	11/01/2027	907,380
1,505,000	St. Louis, MO IDA (Southtown Redevel.)	5.125	05/01/2026	1,507,574
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)	6.000	08/04/2025	442,871
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	778,134
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500	03/09/2027	1,623,606
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	574,225
545,000	St. Louis, MO Tax Increment (Printers Lofts)[5]	6.000	08/21/2026	390,798
500,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	434,060
789,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	702,131
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)	6.690	04/21/2029	1,042,006
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	321,086
3,255,000	St. Louis, MO Tax Increment, Series A	6.600	01/21/2028	3,147,943
620,000	Stone Canyon, MO Improvement District (Infrastructure)	5.700	04/01/2022	440,219
320,000	Stone Canyon, MO Improvement District (Infrastructure)	5.750	04/01/2027	201,610
35,000	Suemandy, MO Mid-Rivers Community Improvement District	7.000	10/01/2019	38,353
950,000	Suemandy, MO Mid-Rivers Community Improvement District	7.500	10/01/2029	1,025,601
1,000,000	University Place, MO Transportation Devel. District	5.000	03/01/2026	843,540

46	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon		Maturity	Value
Missouri Continued
$ 2,500,000	University Place, MO Transportation Devel. District	5.000%		03/01/2032	$1,953,425
					67,529,996
Montana—0.4%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	0.000	[4]	09/01/2031	9,645,527
375,000	MT Facilities Finance Authority (St. John’s Lutheran)	6.000		05/15/2025	391,575
					10,037,102
Nebraska—0.4%
5,000,000	NE Central Plains Gas Energy	5.000		09/01/2032	5,264,900
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)	5.600		09/15/2029	2,379,544
1,150,000	NE Educational Finance Authority (Concordia University)	5.000		10/01/2037	1,155,934
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)	8.750		10/01/2020	2,370,522
					11,170,900
Nevada—2.8%
15,000,000	Clark County, NV Airport[1]	5.750		07/01/2042	17,224,350
325,000	Clark County, NV Improvement District	5.000		02/01/2026	274,362
260,000	Clark County, NV Improvement District	5.050		02/01/2031	206,757
20,000,000	Clark County, NV Water Reclamation District[1]	5.250		07/01/2038	23,900,800
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[2]	6.850	[3]	01/01/2019	534,238
1,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)[2]	7.000		11/15/2034	531,030
1,130,000	Las Vegas, NV Local Improvement Bonds	6.250		06/01/2024	1,161,301
6,200,000	Las Vegas, NV Paiute Tribe, Series A	6.625		11/01/2017	6,056,036
5,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.875		06/01/2021	5,097
80,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.200		08/01/2016	73,581
120,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.250		08/01/2017	107,299
255,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.300		08/01/2018	224,688
580,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	5.850		08/01/2018	593,085
935,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.000		08/01/2023	917,329
495,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.000		08/01/2027	470,601

47	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
Nevada Continued
$ 715,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.150%		08/01/2037	$647,611
25,000	Reno, NV Capital Improvement	5.125		06/01/2026	25,035
2,775,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)	6.400		06/01/2020	2,970,693
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)	6.700		06/01/2028	7,756,942
5,000	University of Nevada (Community College System)	5.400		07/01/2031	5,017
11,250,000	Washoe County, NV (Reno-Sparks Convention & Visitors Authority)	5.000		07/01/2032	12,491,663
					76,177,515
New Hampshire—2.5%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650	[3]	01/01/2029	62,918
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[3]	01/01/2030	603,364
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000	[3]	01/01/2023	185,462
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.750		01/01/2015	966,160
425,000	NH Business Finance Authority (Huggins Hospital)	6.875		10/01/2039	467,500
120,000	NH H&EFA (Catholic Medical Center)	6.125		07/01/2032	121,392
4,010,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	4,039,474
1,235,000	NH H&EFA (LRG Healthcare)	5.500		10/01/2034	1,395,735
22,000,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	24,863,300
21,000,000	NH H&EFA (LRG Healthcare)[1]	7.000		04/01/2038	26,126,520
1,980,000	NH H&EFA (Portsmouth Christian Academy)	5.750		07/01/2023	1,881,356
6,115,000	NH H&EFA (Portsmouth Christian Academy)	5.850		07/01/2033	5,572,600
1,500,000	NH H&EFA (Southern New Hampshire University)	5.000		01/01/2027	1,639,470
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)	5.500		07/01/2034	41,084
1,270,000	NH HE&HFA (Franklin Pierce College)	5.300		10/01/2028	1,236,294
					69,202,629
New Jersey—1.1%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)	6.300		07/01/2023	5,609,495
6,140,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2029	5,640,818
10,600,000	NJ Transportation Trust Fund Authority	5.250		06/15/2031	12,458,922
5,000,000	NJ Transportation Trust Fund Authority	5.250		06/15/2036	5,771,450
1,000,000	NJ Transportation Trust Fund Authority	6.000		06/15/2035	1,235,200
					30,715,885
New Mexico—0.5%
1,495,000	Cabezon, NM Public Improvement District	6.300		09/01/2034	1,551,347
5,755,000	Eldorado, NM Area Water and Sanitation District	6.000		02/01/2023	5,754,597

48	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New Mexico Continued
$ 300,000	Montecito Estates, NM Public Improvement District	7.000%	10/01/2037	$309,105
3,380,000	NM Educational Assistance Foundation	5.900	09/01/2031	3,385,104
1,925,000	NM Trails Public Improvement District	7.750	10/01/2038	1,958,052
				12,958,205
New York—7.2%
3,570,000	L.I., NY Power Authority, Series A	5.000	05/01/2038	3,957,666
5,000,000	L.I., NY Power Authority, Series A	5.000	09/01/2042	5,603,100
11,435,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)	5.250	10/01/2035	13,248,134
4,000,000	NY MTA, Series B	5.000	11/15/2033	4,352,640
5,000,000	NY MTA, Series D8	5.000	11/15/2028	5,891,550
5,000,000	NY MTA, Series D	5.000	11/15/2031	5,737,500
8,250,000	NY MTA, Series D	5.000	11/15/2036	9,268,958
5,000,000	NY MTA, Series D	5.250	11/15/2041	5,724,800
3,475,000	NY MTA, Series E	5.000	11/15/2026	4,153,841
2,125,000	NY MTA, Series E	5.000	11/15/2028	2,503,909
3,000,000	NY MTA, Series E	5.000	11/15/2030	3,465,810
19,080,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2037	21,857,094
19,665,000	NYC GO1	5.375	04/01/2036	22,863,000
4,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2032	4,675,000
20,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	22,403,000
5,500,000	NYC Transitional Finance Authority	5.000	02/01/2035	6,344,470
5,250,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2033	6,049,155
4,500,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2033	5,250,600
5,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2037	5,759,750
2,500,000	NYC Transitional Finance Authority (Building Aid)	5.250	07/15/2037	2,905,800
10,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	10,759,900
4,000,000	NYS Urban Development Corporation (State Personal Income Tax Authority)	5.000	03/15/2037	4,374,400
5,985,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375	06/01/2028	5,186,182
4,625,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.000	09/01/2030	5,215,474
2,500,000	Westchester County, NY Healthcare Corp., Series A	5.000	11/01/2021	2,919,400
5,255,000	Westchester County, NY Healthcare Corp., Series A	5.000	11/01/2030	5,800,889
				196,272,022
North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)	5.800	10/01/2034	21,197

49	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
North Dakota—0.0%
$ 40,000	Williston, ND Water Utility	5.100%		05/01/2013	$40,123
Ohio—6.9%
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)	5.750		06/01/2031	3,702,197
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)	6.000		06/01/2045	2,419,830
10,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	0.000	[4]	06/01/2037	8,397,100
13,960,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125		06/01/2024	11,716,768
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	2,194,822
20,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	16,952,060
20,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	16,906,333
32,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000		06/01/2042	27,018,196
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[3]	06/01/2047	58,700,751
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[3]	06/01/2052	10,454,010
1,305,000	Butler County, OH Hospital Facilities (UC Health)	5.750		11/01/2040	1,450,964
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)	6.000		11/01/2038	2,244,477
150,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)	7.000		06/01/2018	150,122
3,445,000	Cleveland-Cuyahoga County, OH Port Authority	6.000		11/15/2035	4,031,442
10,000	Cuyahoga County, OH Hospital (Metro Health System)	5.500		02/15/2027	10,012
295,000	Glenwillow Village, OH GO	5.875		12/01/2024	311,160
25,000	Greene County, OH Economic Devel. (YMCA)	6.000		12/01/2023	23,623
1,000,000	Greene County, OH University Hsg. (Central State University)	5.375		09/01/2022	910,770
1,000,000	Greene County, OH University Hsg. (Central State University)	5.500		09/01/2027	875,070
1,500,000	Greene County, OH University Hsg. (Central State University)	5.625		09/01/2032	1,273,530
1,045,000	Grove City, OH Tax Increment Financing	5.125		12/01/2016	1,102,569
2,500,000	Grove City, OH Tax Increment Financing	5.375		12/01/2031	2,515,625
925,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)	5.000		12/01/2022	890,960
4,500,000	OH Higher Education Facility Commission (Ashland University)	6.250		09/01/2024	4,817,565

50	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon		Maturity	Value
Ohio Continued
$ 3,075,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[5]	6.300%		02/15/2024	$1,854,287
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[5]	6.400		02/15/2034	3,534,225
3,315,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000		12/01/2037	3,522,519
615,000	Summit County, OH Port Authority (Twinsburg Township)	5.125		05/15/2025	621,341
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400		11/01/2036	357,969
					188,960,297
Oklahoma—1.0%
13,310,000	Grady County, OK Criminal Justice Authority	7.000		11/01/2041	13,794,351
2,000,000	Langston, OK EDA (Langston University)	5.000		05/01/2030	2,041,540
770,000	Langston, OK EDA (Langston University)	5.250		05/01/2026	805,074
10,000,000	OK Devel. Finance Authority (St. John Health System)	5.000		02/15/2034	10,939,900
20,000	Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)	5.450		11/01/2034	20,512
					27,601,377
Oregon—0.0%
340,000	OR Facilities Authority (Concordia University)	6.125		09/01/2030	368,924
500,000	OR Facilities Authority (Concordia University)	6.375		09/01/2040	547,315
					916,239
Pennsylvania—1.0%
31,528	Blair County, PA IDA (The Village at Penn State Retirement Community)[2]	6.900		01/01/2022	1,578
500,000	Chester County, PA H&EFA (Chester County Hospital)	6.750		07/01/2031	500,515
500,000	Luzerne County, PA IDA	7.500		12/15/2019	520,120
500,000	Luzerne County, PA IDA	7.750		12/15/2027	525,885
25,000	Northumberland County, PA IDA (NHS Youth Services)	5.500		02/15/2033	14,211
3,520,000	Northumberland County, PA IDA (NHS Youth Services)	7.750		02/15/2029	1,993,869
2,230,000	PA EDFA (Northwestern Human Services)	5.250		06/01/2028	2,171,396
5,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)	5.875		11/15/2016	5,004,750
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)	5.875		11/15/2021	3,502,065
2,000,000	PA HEFA (Shippensburg University)	6.250		10/01/2043	2,241,220
3,255,000	PA Turnpike Commission	0.000	[4]	12/01/2034	3,064,192

51	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$ 1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)	7.250%		01/01/2021	$1,022,820
1,650,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2036	1,733,078
500,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2042	523,975
3,500,000	Philadelphia, PA School District	6.000		09/01/2038	3,982,790
					26,802,464
Rhode Island—0.8%
5,000,000	Central Falls, RI Detention Facility	7.250		07/15/2035	4,319,550
50,000	Providence, RI HDC (Barbara Jordan Apartments)	6.750		07/01/2025	50,147
25,000	Providence, RI Public Building Authority	5.400		12/15/2012	25,072
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)	7.000		05/15/2039	16,444,984
160,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100		04/01/2026	160,226
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)	6.500		04/01/2027	40,099
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[3]	06/01/2052	424,972
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[3]	06/01/2052	109,664
1,200,000	Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)	6.875		05/01/2022	1,216,452
					22,791,166
South Carolina—0.9%
500,000	Allendale County, SC School District Energy Savings Special Obligation	8.500		12/01/2018	540,580
1,895,000	Lancaster County, SC (Sun City Carolina Lakes)	5.450		12/01/2037	1,821,929
5,655,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	5,241,280
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[3]	01/01/2020	20,994
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781	[3]	01/01/2021	233,058
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697	[3]	01/01/2026	399,020
5,285,000	SC Educational Facilities Authority (Benedict College)	5.600		07/01/2022	5,165,031
2,420,000	SC Educational Facilities Authority (Benedict College)	5.625		07/01/2031	2,268,677
550,000	SC Educational Facilities Authority (Southern Wesleyan University)	5.750		03/01/2029	561,550
20,000	SC Hsg. Finance & Devel. Authority, Series A-1	5.300		07/01/2031	20,029
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)	6.250		04/01/2035	2,771,450
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)	6.500		04/01/2042	2,233,840
935,000	SC Jobs-EDA (Palmetto Health)	5.375		08/01/2022	1,062,955

52	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
South Carolina Continued
$ 2,000,000	SC Jobs-EDA (Palmetto Health)	5.500%	08/01/2026	$2,210,500
				24,550,893
South Dakota—0.0%
135,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	6.500	06/01/2032	139,724
Tennessee—1.5%
115,000	Johnson City, TN H&EFB (Johnson City Medical Center)	5.250	07/01/2028	115,035
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000	11/01/2026	1,098,690
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000	11/01/2027	1,093,450
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000	11/01/2028	1,089,950
1,200,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000	11/01/2030	1,301,124
5,000,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2024	5,318,250
20,665,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2027	21,652,994
4,820,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2021	5,324,991
4,910,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2026	5,406,647
				42,401,131
Texas—7.5%
1,305,000	Anson, TX Education Facilities Corp. Student Hsg. (University of Texas/Waterview Park)	5.100	01/01/2034	1,198,212
2,855,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2021	1,798,679
6,625,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2031	4,173,816
5,765,000	Bexar County, TX HFC (American Opportunity Hsg.-Waterford/Kingswood)	7.000	12/01/2036	5,684,751
400,000	Bexar County, TX HFC (Doral Club)	8.750	10/01/2036	307,028
20,000	Brazos County, TX HFDC (Franciscan Services Corp.)	5.375	01/01/2032	20,294
60,000	Collin County, TX HFC (Community College District Foundation)	5.250	06/01/2031	45,358
12,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2035	13,356,840
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)	6.250	02/15/2036	686,462
7,550,000	Donna, TX GO	6.250	02/15/2037	7,192,885
230,000	El Paso County, TX HFC (American Village Communities), Series A	6.250	12/01/2020	231,435
335,000	El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A	6.375	12/01/2032	336,615

53	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Value
Texas Continued
$ 5,171,000	Escondido, TX Public Improvement District (Horseshoe Bay)	7.250%	10/01/2033	$5,342,315
20,000	Harris County, TX HFDC (Texas Children’s Hospital)	5.250	10/01/2029	20,082
45,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2025	45,017
16,000,000	Houston, TX Airport System, Series A1	5.500	07/01/2039	17,991,840
300,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500	05/15/2031	362,265
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2036	259,670
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2041	257,863
2,325,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)	6.000	07/01/2022	2,284,057
1,530,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)	6.000	07/01/2025	1,474,063
770,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)	6.000	07/01/2032	714,337
2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)	6.250	02/15/2037	3,158,970
700,000	Maverick County, TX GO COP	8.750	03/01/2034	705,026
2,350,000	Maverick County, TX GO COP	8.750	03/01/2034	2,366,873
8,765,000	McLennan County, TX Public Facility Corp.	6.625	06/01/2035	9,603,197
12,000,000	North Central TX HFDC (Children’s Medical Center)[1]	5.750	08/15/2039	13,675,440
5,000,000	North TX Tollway Authority[8]	5.000	01/01/2036	5,523,150
3,695,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.150	08/01/2022	370,424
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[1]	6.250	11/15/2029	18,903,840
6,782,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)	7.750	10/01/2037	6,923,473
470,000	TX Affordable Hsg. Corp. (Worthing Oaks Apartments)	6.600	07/20/2037	496,757
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750	09/01/2027	77,414
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000	09/01/2033	324,111
3,750,000	TX Municipal Gas Acquisition & Supply Corp.	5.250	12/15/2020	4,103,363
55,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	66,912,340
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)	6.000	02/15/2030	1,941,230
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250	09/01/2036	671,286

54	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon		Maturity	Value
Texas Continued
$ 1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Fontiers School)	5.800%		08/15/2040	$1,116,530
18,750,000	TX Turnpike Authority (Central TX Turnpike System)	6.590	[3]	08/15/2037	4,226,625
					204,883,933
U.S. Possessions—5.6%
40,000	Guam GO	5.400		11/15/2018	40,037
500,000	Guam Government Department of Education COP (John F. Kennedy High School)	6.625		12/01/2030	544,890
800,000	Guam Government Department of Education COP (John F. Kennedy High School)	6.875		12/01/2040	876,976
9,315,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	9,478,665
10,225,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2042	10,482,772
11,900,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	12,807,494
10,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	10,558,900
9,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	9,671,310
2,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	2,192,080
5,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	5,724,250
13,000,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2029	13,972,530
4,000,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2042	4,124,480
2,830,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2028	3,066,928
65,000	Puerto Rico Infrastructure	5.000		07/01/2041	65,655
850,000	Puerto Rico Infrastructure	5.500		07/01/2024	974,236
8,000,000	Puerto Rico Infrastructure	7.075	[3]	07/01/2030	3,081,120
8,650,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	8,847,653
1,940,000	Puerto Rico Public Buildings Authority	5.375		07/01/2033	1,942,774
2,000,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	2,214,400
7,550,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	8,858,415
1,000,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	1,230,710
8,500,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	9,311,070
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	10,845,700
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.110	[3]	08/01/2044	5,125,789
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	2,390,900
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[3]	08/01/2034	15,338,500
					153,768,234
Utah—0.1%
285,000	Utah County, UT Charter School (Lincoln Academy)	5.875		06/15/2037	265,138
275,000	Utah County, UT Charter School (Renaissance Academy)	5.625		07/15/2037	267,625

55	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Value
Utah Continued
$ 1,440,000	West Valley City, UT Sewer (East Hollywood High School)	5.625%		06/15/2037	$1,263,110
					1,795,873
Vermont—0.0%
640,898	VT Educational & Health Buildings Financing Agency (Marlboro College)	2.779		04/01/2019	621,844
125,000	VT Student Assistance Corp.	5.000		03/01/2026	126,029
					747,873
Virginia—1.2%
2,300,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.250		07/15/2025	2,138,264
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.500		07/15/2035	746,171
625,000	Celebrate, VA North Community Devel. Authority Special Assessment	6.750		03/01/2034	439,863
699,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125		03/01/2036	439,245
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450		03/01/2036	1,883,370
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800		03/01/2036	449,603
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)	5.300		08/01/2014	26,852
345,000	Manassas Park, VA Economic Devel. Authority	6.000		07/15/2035	385,755
900,000	New Port, VA CDA	5.600		09/01/2036	540,594
3,375,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450		09/01/2037	3,584,351
755,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500		08/01/2028	800,693
2,745,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500		08/01/2038	2,867,153
675,000	Suffolk, VA IDA (Lake Prince Center)	5.300		09/01/2031	694,913
3,500,000	VA Celebrate South CDA Special Assessment	6.250		03/01/2037	2,171,715
950,000	VA College Building Authority (Regent University)	5.000		06/01/2026	983,402
6,000,000	VA College Building Authority (Regent University)	5.000		06/01/2029	6,178,680
585,000	VA College Building Authority Educational Facilities (Regent University)	5.000		06/01/2036	596,191
3,700,000	VA Small Business Financing Authority (Hampton Roads Proton)	9.000		07/01/2039	4,015,869
35,170,000	VA Tobacco Settlement Authority	5.670	[3]	06/01/2047	818,406

56	OPPENHEIMER AMT-FREE MUNICIPALS

Principal Amount		Coupon	Maturity	Value
Virginia Continued
$ 162,770,000	VA Tobacco Settlement Authority	5.770%[3]	06/01/2047	$3,214,708
				32,975,798
Washington—2.8%
1,000,000	Bremerton, WA Hsg. Authority	5.300	06/01/2026	1,013,950
4,145,000	Bremerton, WA Hsg. Authority	5.500	06/01/2037	4,177,580
25,000	Pierce County, WA Hsg. Authority	5.800	12/01/2023	24,999
2,410,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)	5.700	11/01/2035	2,441,089
165,000	Skagit Valley, WA College	5.625	11/01/2017	165,401
140,000	Skagit Valley, WA College	5.750	11/01/2023	140,237
500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)	5.250	01/01/2028	443,695
1,800,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)	5.250	01/01/2034	1,539,864
60,000	Vancouver, WA Hsg. Authority	5.500	03/01/2028	60,118
4,000,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)	5.000	03/01/2025	4,335,200
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375	10/01/2036	40,476,748
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[1]	5.250	10/01/2033	16,557,000
90,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)	5.250	12/01/2020	90,120
145,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)	5.375	12/01/2027	145,363
10,000	WA HFC (Nickerson Area Properties)	5.250	01/01/2023	10,010
4,915,000	WA Tobacco Settlement Authority (TASC)	6.500	06/01/2026	5,115,679
25,000	WA Tobacco Settlement Authority (TASC)	6.625	06/01/2032	25,961
60,000	White Salmon, WA Water & Sewer	6.000	07/01/2015	60,177
				76,823,191
West Virginia—0.2%
920,000	Brooke County, WV (Bethany College)	6.500	10/01/2031	1,060,769
1,750,000	Brooke County, WV (Bethany College)	6.750	10/01/2037	2,017,365
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)	5.200	06/01/2025	466,715
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)	5.500	06/01/2033	1,355,265
				4,900,114
Wisconsin—1.2%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[2]	7.000	01/01/2026	787,220
5,000,000	WI GO	6.000	05/01/2036	6,222,850

57	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Value
Wisconsin Continued
$ 1,230,000	WI H&EFA (Beloit College)	6.125%	06/01/2035	$1,387,452
750,000	WI H&EFA (Beloit College)	6.125	06/01/2039	843,135
5,000	WI H&EFA (Froedert & Community)	5.375	10/01/2030	5,018
1,500,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2032	1,642,245
2,140,000	WI H&EFA (Richland Hospital)	5.375	06/01/2028	2,140,835
17,260,000	WI H&EFA (SSM Health Care Corp.)	5.250	06/01/2034	19,294,091
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)	7.125	07/01/2042	711,731
500,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750	07/15/2032	509,470
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000	07/15/2042	353,061
				33,897,108

Total Municipal Bonds and Notes (Cost $3,095,445,549)				3,007,904,278
Corporate Bonds and Notes—0.0%
74,544	Delta Air Lines, Inc., Sr. Unsec. Nts.[9] (Cost $73,798)	8.000	12/01/2015	72,809
Total Investments, at Value (Cost $3,095,519,347)—109.7%				3,007,977,087
Liabilities in Excess of Other Assets—(9.7)				(266,200,837)

Net Assets—100.0%				$2,741,776,250

Footnotes to Statement of Investments

1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

6. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

7. Restricted security. The aggregate value of restricted securities as of July 31, 2012 was $238, which represents less than 0.005% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
IL Finance Authority (Sedgebrook)	6/11/09	$—	$38	$38
IL Finance Authority (Sedgebrook)	5/5/09–6/12-09	—	100	100
IL Finance Authority (Sedgebrook)	6/11/09–6/12/09	—	100	100

		$—	$238	$238

8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after July 31, 2012. See Note 1 of the accompanying Notes.

9. Received as a result of a corporate action.

58	OPPENHEIMER AMT-FREE MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance County Housing Corp.	HFDC	Health Facilities Devel. Corp.
AUS	Allegheny United Hospital	HNE	Healthnet of New England
CDA	Communities Devel. Authority	HUHS	Hahnemann University Hospital System
CECS	Carden Elementary Charter School	IDA	Industrial Devel. Agency
CFGH	Central Florida Group Homes	L.I.	Long Island
CHHC	Community Health & Home Care	MCP	Medical College Of Pennsylvania
COP	Certificates of Participation	M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
DA	Dormitory Authority	MTA	Metropolitan Transportation Authority
DKH	Day Kimball Hospital	NYC	New York City
DRIVERS	Derivative Inverse Tax Exempt Receipts	NYS	New York State
EDA	Economic Devel. Authority	OHC	Oakwood Hospital Corp.
EDC	Economic Devel. Corp.	OLOLMC	Our Lady of Lake Medical Center
EDFA	Economic Devel. Finance Authority	OLOLRMC	Our Lady of Lourdes Regional Medical Center
EF&CD	Environmental Facilities and Community Devel.	OPSU	Oklahoma Panhandle State University
EICS	E-Institute Charter School	OUH	Oakwood United Hospitals
EMH	Elmhurst Memorial Hospital	RIBs	Residual Interest Bonds
EMHH	Elmhurst Memorial Home Health	RIH	Rhode Island Hospital
EMHS	Elmhurst Memorial Health System	ROLs	Residual Option Longs
EPBH	Emma Pendelton Bradley Hospital	SJHCN	St. Joseph Home Care Network
FHA	Federal Housing Agency/Authority	SJHE	St. Joseph Hospital of Eureka
FRS	Family Rehabilitation Services (Hancock Manor)	SJHO	St. Joseph Hospital of Orange
GO	General Obligation	SJHS	St. Joseph Health System
H&EFA	Health and Educational Facilities Authority	TASC	Tobacco Settlement Asset-Backed Bonds
H&EFB	Health and Educational Facilities Board	TAT	The Academy of Tuscson
H&HEFA	Hospitals and Higher Education Facilities Authority	TC	Travis Corp. (People Care)
HDC	Housing Devel. Corp.	TMH	The Miriam Hospital
HE&HFA	Higher Education and Health Facilities Authority	UC	United Care
HEFA	Higher Education Facilities Authority	VC	VinFen Corp.
HEFFA	Higher Educational Facilities Finance Authority	VCS	VinFen Clinical Services
HFA	Housing Finance Agency	YMCA	Young Men’s Christian Assoc.
HFC	Housing Finance Corp.

See accompanying Notes to Financial Statements.

59	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES    July 31, 2012

Assets
Investments, at value (cost $3,095,519,347)—see accompanying statement of investments	$3,007,977,087
Cash	45,776,226
Receivables and other assets:
Interest	35,654,591
Shares of beneficial interest sold	8,938,658
Investments sold	930,772
Other	643,778
Total assets	3,099,921,112
Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	331,140,000
Investments purchased (including $11,466,850 purchased on a when-issued or delayed delivery basis)	21,217,103
Dividends	2,499,614
Shares of beneficial interest redeemed	2,161,235
Distribution and service plan fees	498,997
Trustees’ compensation	296,908
Transfer and shareholder servicing agent fees	84,007
Shareholder communications	55,415
Interest expense on borrowings	5,065
Other	186,518
Total liabilities	358,144,862
Net Assets	$2,741,776,250
Composition of Net Assets
Par value of shares of beneficial interest	$381,707
Additional paid-in capital	3,288,309,396
Accumulated net investment income	25,333,433
Accumulated net realized loss on investments	(484,706,026)
Net unrealized depreciation on investments	(87,542,260)
Net Assets	$2,741,776,250

60	OPPENHEIMER AMT-FREE MUNICIPALS

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,888,870,166 and 262,580,926 shares of beneficial interest outstanding)	$7.19
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.55
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,439,015 and 5,093,084 shares of beneficial interest outstanding)	$7.15
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $527,391,863 and 73,741,636 shares of beneficial interest outstanding)	$7.15
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $289,075,206 and 40,291,836 shares of beneficial interest outstanding)	$7.17

See accompanying Notes to Financial Statements.

61	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS    For the Year Ended July 31, 2012

Investment Income
Interest	$173,815,558
Other income	3,118
Total investment income	173,818,676
Expenses
Management fees	9,518,048
Distribution and service plan fees:
Class A	4,015,722
Class B	342,939
Class C	4,546,235
Transfer and shareholder servicing agent fees:
Class A	669,042
Class B	38,317
Class C	253,233
Class Y	58,331
Shareholder communications:
Class A	77,188
Class B	3,748
Class C	20,691
Class Y	3,764
Interest expense and fees on short-term floating rate notes issued (See Note 1)	3,887,620
Borrowing fees	2,378,853
Legal, auditing and other professional fees	826,099
Interest expense on borrowings	60,472
Trustees’ compensation	52,266
Custodian fees and expenses	23,973
Administration service fees	1,500
Other	831,319
Total expenses	27,609,360
Less waivers and reimbursements of expenses	(88,701)
Net expenses	27,520,659
Net Investment Income	146,298,017
Realized and Unrealized Gain (Loss)
Net realized loss on investments	(16,145,021)
Net change in unrealized appreciation/depreciation on investments	334,846,246
Net Increase in Net Assets Resulting from Operations	$464,999,242

See accompanying Notes to Financial Statements.

62	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2012	Period Ended July 29, 2011[1]
Operations
Net investment income	$146,298,017	$165,232,815
Net realized loss	(16,145,021)	(118,906,943)
Net change in unrealized appreciation/depreciation	334,846,246	28,444,777
Net increase in net assets resulting from operations	464,999,242	74,770,649
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(102,950,782)	(120,184,044)
Class B	(1,830,674)	(2,213,024)
Class C	(24,511,527)	(27,353,642)
Class Y	(10,068,139)	(1,016,950)
	(139,361,122)	(150,767,660)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	37,678,280	(400,260,528)
Class B	(3,160,287)	(5,233,445)
Class C	45,461,167	(83,636,217)
Class Y	210,411,783	49,466,193
	290,390,943	(439,663,997)
Net Assets
Total increase (decrease)	616,029,063	(515,661,008)
Beginning of period	2,125,747,187	2,641,408,195
End of period (including accumulated net investment income of $25,333,433 and $18,397,561, respectively)	$2,741,776,250	$2,125,747,187

1. July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

63	OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS    For the Year Ended July 31, 2012

Cash Flows from Operating Activities
Net increase in net assets from operations	$464,999,242
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(727,079,928)
Proceeds from disposition of investment securities	557,412,238
Short-term investment securities, net	(9,431,618)
Premium amortization	3,685,810
Discount accretion	(30,683,588)
Net realized loss on investments	16,145,021
Net change in unrealized appreciation/depreciation on investments	(334,846,246)
Change in assets:
Decrease in receivable for securities sold	5,975,651
Decrease in other assets	147,713
Increase in interest receivable	(2,773,537)
Change in liabilities:
Increase in payable for securities purchased	1,502,629
Increase in other liabilities	64,055
Net cash used in operating activities	(54,882,558)
Cash Flows from Financing Activities
Proceeds from borrowings	563,300,000
Payments on borrowings	(582,100,000)
Payments on short-term floating rate notes issued	(31,830,000)
Proceeds from shares sold	865,795,461
Payments on shares redeemed	(674,797,262)
Cash distributions paid	(40,405,976)
Net cash provided by financing activities	99,962,223
Net increase in cash	45,079,665
Cash, beginning balance	696,561
Cash, ending balance	$45,776,226
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $98,455,532.
Cash paid for interest on borrowings—$57,167.
Cash paid for interest on short-term floating rate notes issued—$3,887,620.

See accompanying Notes to Financial Statements.

64	OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS

	Year Ended July 31,	Year Ended July 29,	Year Ended July 30,	Year Ended July 31,
Class A	2012	2011[1]	2010[1]	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$6.27	$6.39	$5.51	$7.90	$10.04
Income (loss) from investment operations:
Net investment income[2]	.43	.46	.45	.50	.53
Net realized and unrealized gain (loss)	.90	(.17)	.89	(2.37)	(2.17)
Total from investment operations	1.33	.29	1.34	(1.87)	(1.64)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.41)	(.41)	(.46)	(.52)	(.50)
Net asset value, end of period	$7.19	$6.27	$6.39	$5.51	$7.90
Total Return, at Net Asset Value[3]	21.90%	4.97%	24.64%	(23.57)%	(16.68)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,888,870	$1,619,244	$2,081,580	$1,447,860	$1,605,257
Average net assets (in thousands)	$1,677,433	$1,779,808	$1,953,017	$1,234,468	$1,807,703
Ratios to average net assets:[4]
Net investment income	6.45%	7.39%	7.12%	8.67%	6.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.77%	0.74%	0.71%	0.76%	0.71%
Interest and fees from borrowings	0.10%	0.13%	0.23%	0.92%	0.20%
Interest and fees on short-term floating rate notes issued[5]	0.17%	0.21%	0.22%	0.65%	0.73%
Total expenses	1.04%	1.08%	1.16%	2.33%	1.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.04%	1.08%	1.16%	2.33%	1.64%
Portfolio turnover rate	21%	30%	21%	23%	60%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions einvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

65	OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS    Continued

	Year Ended July 31,	Year Ended July 29,	Year Ended July 30,	Year Ended July 31,
Class B	2012	2011[1]	2010[1]	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$6.24	$6.36	$5.48	$7.87	$10.00
Income (loss) from investment operations:
Net investment income[2]	.37	.40	.39	.45	.46
Net realized and unrealized gain (loss)	.89	(.16)	.90	(2.38)	(2.17)
Total from investment operations	1.26	.24	1.29	(1.93)	(1.71)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.36)	(.41)	(.46)	(.42)
Net asset value, end of period	$7.15	$6.24	$6.36	$5.48	$7.87
Total Return, at Net Asset Value[3]	20.84%	4.11%	23.72%	(24.35)%	(17.34)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,439	$34,889	$41,234	$28,789	$35,642
Average net assets (in thousands)	$34,260	$37,308	$37,974	$26,189	$43,378
Ratios to average net assets:[4]
Net investment income	5.62%	6.54%	6.26%	7.78%	5.21%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.61%	1.60%	1.56%	1.64%	1.54%
Interest and fees from borrowings	0.10%	0.13%	0.23%	0.92%	0.20%
Interest and fees on short-term floating rate notes issued[5]	0.17%	0.21%	0.22%	0.65%	0.73%
Total expenses	1.88%	1.94%	2.01%	3.21%	2.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.88%	1.94%	2.01%	3.21%	2.47%
Portfolio turnover rate	21%	30%	21%	23%	60%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

66	OPPENHEIMER AMT-FREE MUNICIPALS

	Year Ended July 31,	Year Ended July 29,	Year Ended July 30,	Year Ended July 31,
Class C	2012	2011[1]	2010[1]	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$6.24	$6.36	$5.48	$7.87	$10.00
Income (loss) from investment operations:
Net investment income[2]	.38	.40	.40	.45	.47
Net realized and unrealized gain (loss)	.89	(.15)	.89	(2.37)	(2.17)
Total from investment operations	1.27	.25	1.29	(1.92)	(1.70)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.36)	(.37)	(.41)	(.47)	(.43)
Net asset value, end of period	$7.15	$6.24	$6.36	$5.48	$7.87
Total Return, at Net Asset Value[3]	20.91%	4.18%	23.82%	(24.27)%	(17.29)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$527,392	$418,638	$518,594	$310,593	$323,411
Average net assets (in thousands)	$454,431	$455,782	$465,652	$252,892	$361,518
Ratios to average net assets:[4]
Net investment income	5.66%	6.60%	6.32%	7.89%	5.30%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.55%	1.53%	1.48%	1.55%	1.48%
Interest and fees from borrowings	0.10%	0.13%	0.23%	0.92%	0.20%
Interest and fees on short-term floating rate notes issued[5]	0.17%	0.21%	0.22%	0.65%	0.73%
Total expenses	1.82%	1.87%	1.93%	3.12%	2.41%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.82%	1.87%	1.93%	3.12%	2.41%
Portfolio turnover rate	21%	30%	21%	23%	60%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

67	OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS    Continued

	Year Ended July 31,	Period Ended July 29,
Class Y	2012	2011[1]
Per Share Operating Data
Net asset value, beginning of period	$6.26	$6.19
Income (loss) from investment operations:
Net investment income[2]	.44	.30
Net realized and unrealized gain	.89	.05
Total from investment operations	1.33	.35
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.42)	(.28)
Net asset value, end of period	$7.17	$6.26
Total Return, at Net Asset Value[3]	22.06%	6.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$289,075	$52,976
Average net assets (in thousands)	$159,256	$22,067
Ratios to average net assets:[4]
Net investment income	6.55%	7.47%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.52%	0.54%
Interest and fees from borrowings	0.10%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.17%	0.21%
Total expenses	0.79%	0.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.79%	0.85%
Portfolio turnover rate	21%	30%

1. For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

68	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Oppenheimer AMT-Free Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Previous Annual Periods. The last day of certain of the Fund’s prior fiscal years was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the

69	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the

70	OPPENHEIMER AMT-FREE MUNICIPALS

Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse

71	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of July 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $197,010,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At July 31, 2012, municipal bond holdings with a value of $592,830,351 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $331,140,000 in short-term floating rate securities issued and outstanding at that date.

72	OPPENHEIMER AMT-FREE MUNICIPALS

At July 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$10,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements) RIBS	10.160%	4/1/41	$12,584,000
5,000,000	CA Health Facilities Financing Authority ROLs[3]	17.693	7/1/39	8,134,600
7,500,000	CA Public Works	9.290	12/1/31	9,669,600
3,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	8.283	1/1/37	3,780,600
5,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	8.283	1/1/40	6,324,400
3,750,000	Clark County, NV Airport ROLs[3]	17.303	7/1/42	5,974,350
5,000,000	Clark County, NV Water Reclamation District DRIVERS	15.747	7/1/38	8,900,800
10,000,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	8.044	6/1/36	13,404,600
3,480,000	FL COP (Dept. of Management Services) DRIVERS	12.002	8/1/28	4,851,503
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	14.899	10/1/32	5,733,280
4,000,000	Houston, TX Airport System ROLs[3]	16.821	7/1/39	5,991,840
5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	18.353	8/15/39	8,552,400
3,750,000	IL Finance Authority ROLs	15.560	5/15/29	4,586,400
7,500,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	8.906	6/15/50	9,323,250
3,650,000	MI Hospital Finance Authority ROLs[3]	19.060	12/1/23	6,693,662
11,000,000	NH H&EFA (LRG Healthcare) DRIVERS	8.628	10/1/34	13,863,300
5,250,000	NH H&EFA ROLs[3]	21.930	4/1/38	10,376,520
3,000,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.484	8/15/39	4,675,440
9,540,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	7.914	11/15/37	12,317,094
4,920,000	NYC GO DRIVERS	16.170	4/1/36	8,118,000
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	8.044	6/15/36	12,403,000
2,500,000	Orange County, FL School Board ROLs[3]	16.641	8/1/34	4,085,000
3,100,000	Pima County, AZ IDA (Metro Police Facility) DRIVERS	16.002	7/1/39	4,305,404
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.986	11/15/29	6,903,840
22,000,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	10.048	12/15/26	33,912,340
2,625,000	University of California (Regents Medical Center) DRIVERS	14.879	5/15/37	4,507,860
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	17.484	4/1/38	4,703,520
7,500,000	WA Austin Trust Various States Inverse Certificates	8.208	10/1/33	9,057,000
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	14.929	10/1/36	17,956,748

				$261,690,351

73	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $331,140,000 or 10.68% of its total assets as of July 31, 2012.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of July 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$11,466,850

74	OPPENHEIMER AMT-FREE MUNICIPALS

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of July 31, 2012 is as follows:

Cost	$135,167,034
Market Value	$59,421,076
Market Value as a % of Net Assets	2.17%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of July 31, 2012, securities with an aggregate market value of $280,365, representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $49,526 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Undistributed Net Investment Income	Undistributed Long-Term Gain	Accumulated Loss Carryforward[1,2,3]	Net Unrealized Depreciation Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
$49,934,448	$—	$469,672,019	$102,576,267

75	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

1. As of July 31, 2012, the Fund had $469,672,019 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring
2016	$38,527,923
2017	105,610,446
2018	177,767,456
2019	12,340,869
No expiration	135,425,325

Total	$469,672,019

2. During the fiscal year ended July 31, 2012, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 29, 2011, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for July 31, 2012. Net assets of the Fund were unaffected by the reclassifications.

Reduction to Paid-in Capital	Reduction to Accumulated Net Investment Income	Reduction to Accumulated Net Realized Loss on Investments
$789,937	$1,023	$790,960

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

	Year Ended July 31, 2012	Year Ended July 31, 2011
Distributions paid from:
Exempt-interest dividends	$137,785,143	$148,187,171
Ordinary income	1,575,979	2,580,489

Total	$139,361,122	$150,767,660

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

76	OPPENHEIMER AMT-FREE MUNICIPALS

Federal tax cost of securities	$2,781,892,460[1]

Gross unrealized appreciation	$251,798,438
Gross unrealized depreciation	(354,374,705)

Net unrealized depreciation	$(102,576,267)

1. The Federal tax cost of securities does not include cost of $328,660,894, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$17,898
Payments Made to Retired Trustees	21,351
Accumulated Liability as of July 31, 2012	156,905

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

77	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

78	OPPENHEIMER AMT-FREE MUNICIPALS

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

79	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

2. Securities Valuation Continued

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

80	OPPENHEIMER AMT-FREE MUNICIPALS

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$43,758,494	$—	$43,758,494
Alaska	—	550,854	—	550,854
Arizona	—	88,193,828	—	88,193,828
Arkansas	—	1,725,215	—	1,725,215
California	—	483,633,773	—	483,633,773
Colorado	—	47,959,247	—	47,959,247
Connecticut	—	4,464,466	—	4,464,466
Delaware	—	6,229,613	—	6,229,613
District of Columbia	—	17,285,864	—	17,285,864
Florida	—	346,194,199	6,131,923	352,326,122
Georgia	—	39,308,905	—	39,308,905
Idaho	—	6,267,574	—	6,267,574
Illinois	—	328,352,340	238	328,352,578
Indiana	—	60,347,399	—	60,347,399
Iowa	—	32,314,140	—	32,314,140
Kansas	—	3,736,786	—	3,736,786
Kentucky	—	105,603	—	105,603
Louisiana	—	52,075,263	—	52,075,263
Maine	—	8,588,370	—	8,588,370
Maryland	—	7,655,703	—	7,655,703
Massachusetts	—	3,004,197	—	3,004,197
Michigan	—	83,083,248	—	83,083,248
Minnesota	—	13,453,702	—	13,453,702
Mississippi	—	5,402,345	—	5,402,345
Missouri	—	67,529,996	—	67,529,996
Montana	—	10,037,102	—	10,037,102
Nebraska	—	11,170,900	—	11,170,900
Nevada	—	76,177,515	—	76,177,515
New Hampshire	—	69,202,629	—	69,202,629
New Jersey	—	30,715,885	—	30,715,885
New Mexico	—	12,958,205	—	12,958,205
New York	—	196,272,022	—	196,272,022
North Carolina	—	21,197	—	21,197
North Dakota	—	40,123	—	40,123

81	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

2. Securities Valuation Continued

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes Continued
Ohio	$—	$188,960,297	$—	$188,960,297
Oklahoma	—	27,601,377	—	27,601,377
Oregon	—	916,239	—	916,239
Pennsylvania	—	26,802,464	—	26,802,464
Rhode Island	—	22,791,166	—	22,791,166
South Carolina	—	24,550,893	—	24,550,893
South Dakota	—	139,724	—	139,724
Tennessee	—	42,401,131	—	42,401,131
Texas	—	204,883,933	—	204,883,933
U.S. Possessions	—	153,768,234	—	153,768,234
Utah	—	1,795,873	—	1,795,873
Vermont	—	747,873	—	747,873
Virginia	—	32,975,798	—	32,975,798
Washington	—	76,823,191	—	76,823,191
West Virginia	—	4,900,114	—	4,900,114
Wisconsin	—	33,897,108	—	33,897,108
Corporate Bonds and Notes	—	72,809	—	72,809

Total Assets	$—	$3,001,844,926	$6,132,161	$3,007,977,087

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount
Class A
Sold	64,313,749	$430,143,834	58,818,698	$364,149,181
Dividends and/or distributions reinvested	11,324,032	75,534,636	11,701,683	71,809,165
Redeemed	(71,278,994)	(468,000,190)	(137,800,224)	(836,218,874)

Net increase (decrease)	4,358,787	$37,678,280	(67,279,843)	$(400,260,528)

Class B
Sold	941,759	$6,288,136	917,624	$5,709,855
Dividends and/or distributions reinvested	212,913	1,408,992	218,980	1,333,657
Redeemed	(1,653,975)	(10,857,415)	(2,022,582)	(12,276,957)

Net decrease	(499,303)	$(3,160,287)	(885,978)	$(5,233,445)

82	OPPENHEIMER AMT-FREE MUNICIPALS

	Year Ended July 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount
Class C
Sold	15,691,010	$105,056,278	14,139,006	$87,210,960
Dividends and/or distributions reinvested	2,499,081	16,571,159	2,559,842	15,604,161
Redeemed	(11,574,135)	(76,166,270)	(31,076,219)	(186,451,338)

Net increase (decrease)	6,615,956	$45,461,167	(14,377,371)	$(83,636,217)

Class Y
Sold	47,594,903	$316,382,687	9,714,846	$56,957,014
Dividends and/or distributions reinvested	734,419	4,940,745	146,954	891,593
Redeemed	(16,503,594)	(110,911,649)	(1,395,692)	(8,382,414)

Net increase	31,825,728	$210,411,783	8,466,108	$49,466,193

1. For the year ended July 29, 2011, for Class A, B and C shares, and for the period from November 29, 2010 (inception of offering) to July 29, 2011 for Class Y shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2012, were as follows:

	Purchases	Sales
Investment securities	$727,079,928	$557,412,238

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2012, the Fund paid $1,010,670 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

83	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

5. Fees and Other Transactions with Affiliates Continued

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2012 were as follows:

Class B	$2,162,442
Class C	8,128,312

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

84	OPPENHEIMER AMT-FREE MUNICIPALS

Year Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
July 31, 2012	$526,802	$77,604	$50,979	$39,230

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the year ended July 31, 2012, the Manager reimbursed the Fund $88,701 for legal costs and fees.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to October 1, 2011. Effective October 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Restricted Securities

As of July 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

7. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse

85	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

7. Borrowings Continued

floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3384% as of July 31, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended July 31, 2012 equal 0.08% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of July 31, 2012, the Fund had no borrowings outstanding. Details of the borrowings for the year ended July 31, 2012 are as follows:

Average Daily Loan Balance	$22,467,213
Average Daily Interest Rate	0.262%
Fees Paid	$1,665,280
Interest Paid	$57,167

8. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

86	OPPENHEIMER AMT-FREE MUNICIPALS

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the year ended July 31, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the year ended July 31, 2012.

9. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds—including the Fund—advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.

87	OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Continued

9. Pending Litigation Continued

The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. In June 2012, the court granted appellees’ motion to dismiss the appeal. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The

88	OPPENHEIMER AMT-FREE MUNICIPALS

complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

89	OPPENHEIMER AMT-FREE MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Oppenheimer AMT-Free Municipals:

We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free Municipals, including the statement of investments, as of July 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian, and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free Municipals as of July 31, 2012, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

September 19, 2012

90	OPPENHEIMER AMT-FREE MUNICIPALS

CREDIT ALLOCATION    Unaudited

This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.

The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.

The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.

The credit allocations below are as of July 31, 2012 and are subject to change. The percentages are based on the market value of the Fund’s securities as of July 31, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

	NRSRO-Rated	Unrated by a NRSRO; Internally Rated by the Manager	Total
AAA	6.2%	0.1%	6.3%
AA	20.5	0.3	20.8
A	16.4	0.1	16.5
BBB	17.8	13.8	31.6
BB or lower	13.6	11.2	24.8

Total	74.5%	25.5%	100.0%

91	OPPENHEIMER AMT-FREE MUNICIPALS

FEDERAL INCOME TAX INFORMATION    Unaudited

In early 2012, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2011.

None of the dividends paid by the Fund during the fiscal year ended July 31, 2012 are eligible for the corporate dividend-received deduction. 98.87% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

92	OPPENHEIMER AMT-FREE MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

93	OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS    Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 69	Director of Community Foundation of the Florida Keys (non-profit) (July 2012-June 2013); Chairman Emeritus and Non-Voting Trustee of The Jackson Laboratory (non-profit) (since August 2011); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Chairman (August 2007-July 2011) and Trustee (August 1991-July 2011) of the Board of Trustees of The Jackson Laboratory (non-profit); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2007) Age: 72	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

94	OPPENHEIMER AMT-FREE MUNICIPALS

Matthew P. Fink, Trustee (since 2005) Age: 71	Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds: An Insider’s View published by Oxford University Press (second edition 2010). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 1999) Age: 73	Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2004) Age: 69	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2002) Age: 60	Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since December 2010); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

95	OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS    Unaudited / Continued

Mary Ann Tynan, Trustee (since 2008) Age: 66	Director and Secretary of the Appalachian Mountain Club (non-profit outdoor organization) (since January 2012); Director of Opera House Arts (non-profit arts organization) (since October 2011); Independent Director of the ICI Board of Governors (since October 2011); Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2005) Age: 71	Director of C-TASC (bio-statistics services) (2007-2012); formerly, Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2005) Age: 64	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Glavin, Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, Pulire and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) Age: 48	Senior Vice President of the Manager (since July 2007); Vice President of the Manager (April 2001-June 2007) and a Portfolio Manager with the Manager (1999-2001). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

96	OPPENHEIMER AMT-FREE MUNICIPALS

Scott S. Cottier, Vice President (since 2005) Age: 40	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President (since 2005) Age: 39	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (2003-2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2009) Age: 36	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (September 2006- June 2009). Research Analyst of the Manager (June 2003-September 2006) and a Credit Analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009)	Vice President of the Manager (since January 2011); Assistant Vice President of the Manager (July 2009-December 2010); Associate Portfolio Manager of the Manager (January 2008-November 2010). Research Analyst of the Manager (April 2006-December 2007) and a Credit Analyst of the Manager (June 2003-March 2006). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Charles S. Pulire, Vice President (since 2011) Age: 35	Assistant Vice President of the Manager (since December 2010); Research Analyst of the Manager (February 2008-November 2010); Credit Analyst of the Manager (May 2006-January 2008). Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard A. Stein, Vice President (since 2007) Age: 54	Director of the Rochester Credit Analysis team (since March 2004); Senior Vice President of the Manager (since June 2011) and a Vice President of the Manager (1997-May 2011); headed Rochester’s Credit Analysis team (since May 1993).

William F. Glavin, Jr., President and Principal Executive Officer (since 2009) Age: 53	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 63 portfolios as a Trustee/Director and 95 portfolios as an officer in the OppenheimerFunds complex.

97	OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS    Unaudited / Continued

Arthur S. Gabinet, Secretary and Chief Legal Officer (since 2011) Age: 54	Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-January 2012); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 95 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2011) Age: 39	Senior Vice President of the Manager (since July 2010); Vice President of the Manager (since January 2003); Vice President of OppenheimerFunds Distributor, Inc. (since January 2003). An officer of 95 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 61	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 95 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 52	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (June 2003-January 2012); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 95 portfolios in the OppenheimerFunds complex.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

98	OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

©2012 OppenheimerFunds, Inc. All rights reserved.

99	OPPENHEIMER AMT-FREE MUNICIPALS

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

100	OPPENHEIMER AMT-FREE MUNICIPALS

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

101	OPPENHEIMER AMT-FREE MUNICIPALS

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $46,200 in fiscal 2012 and $45,300 in fiscal 2011.

(b)	Audit-Related Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $2,500 in fiscal 2012 and $2,619 in fiscal 2011.

The principal accountant for the audit of the registrant’s annual financial statements billed $324,306 in fiscal 2012 and $168,500 in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews, compliance procedures, and GIPS attestation procedures

(c)	Tax Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $3,550 in fiscal 2012 and $950 in fiscal 2011.

The principal accountant for the audit of the registrant’s annual financial statements billed $317,764 in fiscal 2012 and no such fees in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2012 and no such fees in fiscal 2011.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2012 and no such fees in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant’s retirement plan with respect to its Trustees.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $648,120 in fiscal 2012 and $172,069 in fiscal 2011 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.

The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current

Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/11/2012